UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N‑CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number 811‑23161
Nushares ETF Trust

(Exact name of registrant as specified in charter)
Nuveen Investments
333 West Wacker Drive
Chicago, Illinois 60606

(Address of principal executive offices) (Zip code)
Diana R. Gonzalez
Vice President and Secretary
8500 Andrew Carnegie Boulevard
Charlotte, North Carolina 28262

(Name and address of agent for service)
Registrant’s telephone number, including area code: (312) 917‑7700
Date of fiscal year end: March 31
Date of reporting period: September 30, 2025

Item 1.	Reports to Stockholders.

Semi-Annual Shareholder Report September 30, 2025

Nuveen High Yield Municipal Income ETF
NHYM/NYSE Arca, Inc.

Semi-Annual Shareholder Report
This semi-annual shareholder report contains important information about the Nuveen High Yield Municipal Income ETF for the period of April 1, 2025 to September 30, 2025. You can find additional information at https://www.nuveen.com/en‑us/exchange‑traded‑funds/prospectuses. You can also request this information by contacting us at (800) 257-8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Nuveen High Yield Municipal Income ETF	$18	0.36%
* Annualized for period less than one year.

Fund Statistics (as of September 30, 2025)

Fund net assets	$86,732,209

Total number of portfolio holdings	198

Portfolio turnover (%)	7%

What did the Fund invest in? (as of September 30, 2025)

(1)
The ratings disclosed are the lowest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.

1	continued>>

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en-us/exchange-traded-funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257-8787.

67092P722_SAR_0925 4875776

2

Semi-Annual Shareholder Report September 30, 2025

Nuveen Municipal Income ETF
NUMI/NYSE Arca, Inc.

Semi-Annual Shareholder Report
This semi-annual shareholder report contains important information about the Nuveen Municipal Income ETF for the period of April 1, 2025 to September 30, 2025. You can find additional information at https://www.nuveen.com/en‑us/exchange‑traded‑funds/prospectuses. You can also request this information by contacting us at (800) 257-8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Nuveen Municipal Income ETF	$15	0.30%
* Annualized for period less than one year.

Fund Statistics (as of September 30, 2025)

Fund net assets	$64,156,286

Total number of portfolio holdings	227

Portfolio turnover (%)	42%

What did the Fund invest in? (as of September 30, 2025)

(1)
The ratings disclosed are the lowest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.

1	continued>>

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en-us/exchange-traded-funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257-8787.

67092P714_SAR_0925 4875777

2

Item 2.	Code of Ethics.

Not applicable to this filing.

Item 3.	Audit Committee Financial Expert.

Not applicable to this filing.

Item 4.	Principal Accountant Fees and Services.

Not applicable to this filing.

Item 5.	Audit Committee of Listed Registrants.

Not applicable to this filing.

Item 6.	Investments.

(a)	Schedule of Investments is included as part of the financial statements filed under Item 7 of this Form N-CSR.

(b)	Not applicable.

Item 7.	Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Portfolio of Investments September 30, 2025
NHYM
See Notes to Financial Statements
(Unaudited)
SHARES DESCRIPTION VALUE
LONG-TERM INVESTMENTS - 97.5%
INVESTMENT COMPANIES - 0.2%
178,442 State Street Institutional US Government Money Market Fund $ 178,442
TOTAL INVESTMENT COMPANIES
(cost $178,442) $ 178,442
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MUNICIPAL BONDS - 97.3%
ALABAMA - 2.3%
$ 1,000,000 Mobile County Industrial Development Authority, Alabama, Solid
Waste Disposal Revenue Bonds, AM/NS Calvert LLC Project,
Series 2024B, (AMT)
4.750% 12/01/54 925,701
1,000,000 Southeast Energy Authority, Alabama, Revenue Bonds,
Cooperative District Energy Supply Series 2025B, (Mandatory Put
1/01/33)
5.250 03/01/55 1,069,613
TOTAL ALABAMA 1,995,314
ARKANSAS - 1.1%
500,000 Arkansas Development Finance Authority, Arkansas,
Environmental Improvement Revenue Bonds, United States Steel
Corporation, Green Series 2023, (AMT)
5.700 05/01/53 507,881
500,000 (a) Arkansas Development Finance Authority, Industrial
Development Revenue Bonds, Big River Steel Project, Series
2019, (AMT)
4.500 09/01/49 479,698
TOTAL ARKANSAS 987,579
CALIFORNIA - 7.0%
500,000 California Community Choice Financing Authority, Clean Energy
Project Revenue Bonds, Green Series 2023C, (Mandatory Put
10/01/31)
5.250 01/01/54 533,691
750,000 California Community Choice Financing Authority, Clean Energy
Project Revenue Bonds, Green Series 2025A, (Mandatory Put
5/01/35)
5.000 01/01/56 803,857
500,000 (a) California Community Housing Agency, California, Essential
Housing Revenue Bonds, Glendale Properties, Senior Series
2021A-1
4.000 02/01/56 406,079
250,000 (a) California Community Housing Agency, California, Essential
Housing Revenue Bonds, Serenity at Larkspur Apartments, Series
2020A
5.000 02/01/50 162,460
300,000 (a) California Community Housing Agency, California, Essential
Housing Revenue Bonds, Summit at Sausalito Apartments, Series
2021A-1
3.000 02/01/57 200,786
160,000 California Municipal Finance Authority, Revenue Bonds,
Eisenhower Medical Center, Refunding Series 2017A
4.000 07/01/47 138,956
780,000 California Municipal Finance Authority, Special Tax Revenue
Bonds, Community Facilities District 2023-11 Hesperia-
Silverwood Improvement Area 1, Series 2025
5.125 09/01/50 785,273
1,000,000 (a) California Statewide Communities Development Authority,
California, Revenue Bonds, Loma Linda University Medical
Center, Series 2016A
5.250 12/01/56 965,261
125,000 (a) CMFA Special Finance Agency I, California, Essential Housing
Revenue Bonds, The Mix at Center City, Series 2021A-2
4.000 04/01/56 94,095
500,000 (a) CMFA Special Finance Agency, California, Essential Housing
Revenue Bonds, Latitude 33, Senior Series 2021A-1
3.000 12/01/56 324,200
105,000 (a) CSCDA Community Improvement Authority, California, Essential
Housing Revenue Bonds, Moda at Monrovia Station, Social Series
2021A-2
4.000 10/01/56 79,128
205,000 (a) CSCDA Community Improvement Authority, California, Essential
Housing Revenue Bonds, Renaissance at City Center, Series
2020A
5.000 07/01/51 190,547
200,000 (a) CSCDA Community Improvement Authority, California, Essential
Housing Revenue Bonds, Waterscape Apartments, Senior Lien
Series 2021A
3.000 09/01/56 134,456

Portfolio of Investments September 30, 2025
(continued)
NHYM

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
CALIFORNIA (continued)
$ 2,000,000 Golden State Tobacco Securitization Corporation, California,
Tobacco Settlement Asset-Backed Bonds, Capital Appreciation
Series 2021B-2
0.000% 06/01/66 $ 213,014
500,000 Los Angeles Department of Airports, California, Revenue Bonds,
Los Angeles International Airport, Refunding Subordinate Green
Series 2025A, (AMT)
5.000 05/15/55 509,411
500,000 Mountain House Community Facilities District, California Special
Tax Bonds, Improvement Area 1 Series 2024-1
5.000 09/01/40 513,784
TOTAL CALIFORNIA 6,054,998
COLORADO - 12.8%
500,000 (a) Aerotropolis Regional Transportation Authority, Colorado, Special
Revenue Bonds, Series 2024
5.750 12/01/54 494,047
500,000 Aurora Crossroads Metropolitan District 2, Colorado, Limited Tax
General Obligation Bonds, Series 2020A
5.000 12/01/50 481,066
700,000 CCP Metropolitan District 3, Colorado, General Obligation
Bonds, Limited Tax Refunding Series 2024
5.000 12/01/53 679,910
250,000 Colorado Educational and Cultural Facilities Authority, Charter
School Revenue Bonds,Science Technology Engineering and
Math School Project, Refunding Series 2014
5.125 11/01/49 241,483
750,000 (a) Colorado Educational and Cultural Facilities Authority, Cultural
Facilities Revenue Bonds, Stanley Project, Senior Lien Series
2025A-1
6.875 02/01/59 779,285
400,000 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
Covenant Living Communities & Services, Series 2025A
5.125 12/01/55 400,311
750,000 Denver Health and Hospitals Authority, Colorado, Healthcare
Revenue Bonds, Series 2025A
6.000 12/01/55 804,365
250,000 Gardens on Havana Metropolitan District 3, Arapahoe County,
Colorado, Special Revenue Bonds, Refunding Series 2017A
5.250 12/01/47 230,822
500,000 Haymeadow Metropolitan District 1, Eagle County, Colorado,
General Obligation Bonds, Subordinate Limited Tax Series 2025A
6.125 12/01/54 510,112
250,000 Jefferson Center Metropolitan District 1, Arvada, Jefferson
County, Colorado, Special Revenue Bonds, Series 2020-A2
4.125 12/01/40 228,801
500,000 Lakota Pointe Metropolitan District 1, Winter Park, Colorado,
Limited Tax General Obligation Bonds, Series 2025A
6.000 12/01/55 506,587
500,000 Larkridge Metropolitan District No. 2, In the City of Thornton,
Adams County, Colorado, General Obligation, Limited Tax
Convertible to Unlimited Tax, Improvement Bonds, Refunding
Series 2019
5.250 12/01/48 480,008
489,000 Mountain Shadows Metropolitan District, Colorado, General
Obligation Limited Tax Bonds, Refunding Series 2016
5.000 12/01/46 473,321
500,000 Pinery Commercial Metropolitan District 2, Douglas County,
Colorado, Special Revenue Bonds, Series 2025
5.750 12/01/54 497,518
500,000 Pinon Pines Metropolitan District No. 3, El Paso County, Colorado,
General Obligation Limited Tax Convertible Capital Appreciation
Bonds, Series 2025
5.875 12/01/54 443,741
1,000,000 Prairie Farm Metropolitan District, In the City of Commerce City,
Adams County, Colorado, Limited Tax Convertible to Unlimited
Tax, General Obligation Bonds, Series 2018A
5.250 12/01/48 981,731
750,000 (a) Reagan Ranch Metropolitan District 1, Colorado Springs,
Colorado, General Obligation Bonds, Limited Tax & Special
Revenue, Series 2025
6.125 12/01/54 733,011
500,000 Red Barn Metropolitan District, Mead, Colorado, Weld County,
Colorado, General Obligation Bond, Limited Tax Convertible to
Unlimited Tax, Refunding and Improvement, Series 2025A
5.500 12/01/55 500,478
900,000 Redtail Ridge Metropolitan District, City of Louisville, Boulder
County, Colorado, General Obligation Limited Tax Capital
Appreciation Turbo Bonds, Series 2025
0.000 12/01/32 554,346
500,000 Reserve Metropolitan District 2, Mount Crested Butte, Colorado,
Limited Tax General Obligation Bonds, Refunding Series 2016A
5.000 12/01/45 475,387
600,000 West Valley Metropolitan District 3, Colorado, General Obligation
Bonds, Limited Tax Windsor Series 2024A
5.250 12/01/54 579,569
TOTAL COLORADO 11,075,899

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
CONNECTICUT - 0.6%
$ 500,000 Stamford Housing Authority, Connecticut, Revenue Bonds,
Mozaic Concierge Living Project, Series 2025A
6.500% 10/01/55 $ 506,336
TOTAL CONNECTICUT 506,336
FLORIDA - 14.3%
180,000 Astonia Community Development District, Polk County, Florida,
Special Assessment Revenue Bonds, Area 3 Project, Series 2023
5.125 06/15/43 181,671
1,000,000 Babcock Ranch Community Independent Special District,
Charlotte County, Florida, Special Assessment Bonds, 2022
Project Series 2022
5.000 05/01/53 945,868
125,000 Bridgewater Community Development District, Florida, Special
Assessment Bonds, Assessment Area 2 Project, Refunding Series
2015
4.650 05/01/35 125,009
370,000 (a) Cedar Crossing Community Development District, Polk County,
Florida, Special Assessment Bond, 2025 Project, Series 2025
5.300 05/01/45 362,235
500,000 (a) Charlotte County Industrial Development Authority, Florida,
Utility System Revenue Bonds, Town & Country Utilities Project,
Series 2021A, (AMT)
4.000 10/01/51 409,408
250,000 (a) Connerton East Community Development District, Pasco County,
Florida, Special Assessment Revenue Bonds, Assessment Area 2
Project, Series 2025
5.450 06/15/45 251,829
530,000 Creekside at Twin Creeks Community Development District,
Florida, Special Assessment Bonds, Area 2 Project, Series
2016A-3
5.250 11/01/30 535,625
140,000 (a) Davenport Road South Community Development District,
Florida, Special Assessment Bonds, Series 2018
5.000 11/01/38 143,105
410,000 (a) Del Webb Sunchase Community Development District, Manatee
County, Florida, Special Assessment Bonds, Series 2025
5.450 05/01/45 413,463
500,000 Florida Development Finance Corporation, Revenue Bonds,
Brightline Florida Passenger Rail Expansion Project, Brightline
Trains Florida LLC Issue, Series 2024, (AMT)
5.500 07/01/53 427,390
510,000 (a) Florida Development Finance Corporation, Revenue Bonds,
Brightline Florida Passenger Rail Expansion Project, Series 2025B,
(AMT), (Mandatory Put 6/15/26)
10.000 07/01/57 434,507
500,000 (a) Grand Bay at Doral Community Development District, Miami-
Dade County, Florida, Special Assessment Bonds, Assessment
Area Two Phase 1 Project, Series 2025A-1
5.000 05/01/45 495,321
250,000 (a) Lakewood Ranch Stewardship District, Florida, Special
Assessment Revenue Bonds, Lorraine Lakes Project, Series 2020
3.875 05/01/51 201,851
385,000 (a) Lowery Hills Community Development District, Lake Alfred,
Florida, Special Assessments Revenue Bonds, Assessment Area
1, Series 2025
5.625 05/01/45 380,899
250,000 (a) Magnolia Island Community Development District, Pasco County,
Florida, Capital Improvement Revenue Bonds, Assessment Area
1, series 2025
5.750 05/01/55 247,563
295,000 Mangrove Point and Mangrove Manor, Community Development
District, Hillsborough County, Florida, Capital Improvement
Revenue Bonds, Series 2022
4.375 05/01/52 234,746
500,000 Miami-Dade County, Florida, Aviation Revenue Bonds, Refunding
Series 2017B, (AMT)
5.000 10/01/40 505,029
505,000 (a) Miromar Lakes Community Development District, Lee County,
Florida, Capital Improvement Revenue Bonds, Refunding Series
2025
5.000 05/01/35 544,739
750,000 Orange County Health Facilities Authority, Florida, Hospital
Revenue Bonds, Orlando Health Inc. Series 2025A
4.500 10/01/56 706,609
485,000 (a) Pacific Ace Community Development District, Lake County,
Florida, Special Assessment Revenue Bonds, Area 2 Series 2024
5.200 05/01/44 480,724
400,000 Palermo Community Development District, Lee County, Florida,
Special Assessment Bonds, Area 2, Series 2025
5.500 06/15/55 406,572
205,000 Palm Gate Community Development District, Florida, Special
Assessment Bond, 2025 Project, Series 2025
5.300 06/15/45 200,298
250,000 (a) Palm Gate Community Development District, Florida, Special
Assessment Bond, 2025 Project, Series 2025
5.550 06/15/55 243,927

Portfolio of Investments September 30, 2025
(continued)
NHYM

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FLORIDA (continued)
$ 645,000 (a) Ranches at Lake McLeod Community Development District, Polk
County, Florida, Special Assessment Revenue Bonds, Assessment
Area 2 Series 2025
5.450% 06/15/45 $ 645,847
750,000 (a) Sawyers Landing Community Development District, Florida,
Special Assessment Revenue Bonds, Series 2021
4.125 05/01/41 683,441
380,000 Stoneybrook North Community Development District, Florida,
Special Assessment Revenue Bonds, Assessment Area One
Project, Series 2017A-3
5.875 11/01/29 383,967
180,000 (a) Twisted Oaks Pointe Community Development District, Florida,
Special Assessment Revenue Bonds Assessment Area One
Project Series 2023
5.625 05/01/53 181,721
500,000 Two Lakes Community Development District, Hialeah, Florida,
Special Assessment Bonds, Series 2024
5.000 05/01/55 496,671
100,000 (a) Two Rivers West Community Development District, Pasco County,
Florida, Special Assessment Bonds, 2022 Project, Series 2022
6.250 05/01/53 103,913
190,000 (a) Two Rivers West Community Development District, Pasco County,
Florida, Special Assessment Bonds, 2024 Project, Series 2024
5.875 05/01/54 193,009
250,000 (a) V-Dana Community Development District, Lee County, Florida,
Special Assessment Bonds, Area 2 - 2025 Project, Series 2025
5.550 05/01/55 247,156
180,000 Verandah West Community Development District, Florida,
Capital Improvement Revenue Bonds, Refunding Series 2013
5.000 05/01/33 180,137
275,000 Verano 3 Community Development District, Florida, Special
Assessment Bonds, Phase 1 Assessment Area, Series 2021
3.375 05/01/41 219,858
300,000 (a) Woodcreek Community Development District, Pasco County,
Florida, Capital Improvement Revenue Bonds, Assessment Area
2, Series 2025
5.500 05/01/55 287,774
TOTAL FLORIDA 12,501,882
GEORGIA - 2.6%
500,000 Georgia Housing and Finance Authority, Single Family Mortgage
Bonds, Series 2025A
4.500 12/01/45 501,480
500,000 (a) Main Street Natural Gas Inc., Georgia, Gas Supply Revenue
Bonds, Series 2022C, (Mandatory Put 11/01/27)
4.000 08/01/52 503,147
1,000,000 Municipal Electric Authority of Georgia, Plant Vogtle Units 3 & 4
Project J Bonds, Series 2019A
5.000 01/01/49 998,748
300,000 (a) Savannah-Georgia Convention Center Authority, Convention
Center Hotel Second Tier Revenue Bonds, Series 2025B
6.250 06/01/61 300,544
TOTAL GEORGIA 2,303,919
HAWAII - 0.6%
500,000 Hawaii State, Airport System Revenue Bonds, Series 2025A,
(AMT)
5.250 07/01/51 524,044
TOTAL HAWAII 524,044
ILLINOIS - 0.6%
250,000 Chicago Board of Education, Illinois, General Obligation Bonds,
Dedicated Revenues Series 2012A
5.000 12/01/42 236,094
250,000 (a) Lincolnwood, Cook County, Illinois, Tax Increment Revenue
Bonds, District 1860 Development Project, Series 2025B
5.750 12/01/43 251,690
TOTAL ILLINOIS 487,784
INDIANA - 0.1%
100,000 Indianapolis Local Public Improvement Bond Bank, Indiana,
Revenue Bonds, Convention Center Hotel Senior Series 2023E
6.000 03/01/53 103,766
TOTAL INDIANA 103,766
IOWA - 0.3%
250,000 Iowa Finance Authority, Single Family Mortgage Revenue Bonds,
Social Series 2025A
4.550 07/01/45 250,785
TOTAL IOWA 250,785

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
KENTUCKY - 2.0%
$ 500,000 Kentucky Economic Development Finance Authority, Revenue
Bonds, Next Generation Kentucky Information Highway Project,
Senior Series 2015A
5.000% 01/01/45 $ 500,064
750,000 Louisville and Jefferson County Metropolitan Government,
Kentucky, Hospital Revenue Bonds, UofL Health Project, Series
2022A
5.000 05/15/52 739,336
500,000 Public Energy Authority of Kentucky, Gas Supply Revenue Bonds,
Refunding Series 2025A, (Mandatory Put 12/01/29)
5.250 06/01/55 536,437
TOTAL KENTUCKY 1,775,837
LOUISIANA - 2.7%
235,000 (a) Juban Trails Community Development District, Livingston Parish,
Louisiana, Special Assessment  Revenue Bonds, Series 2022
4.250 06/01/51 194,463
400,000 Louisiana Housing Corporation, Single Family Mortgage Revenue
Bonds, Series 2025A
4.600 12/01/50 396,368
200,000 (a) Louisiana Local Government Environmental Facilities and
Community Development Authority, Louisiana, Revenue Bonds,
Terrebonne Parish GOMESA Project, Series 2018
5.500 11/01/39 205,545
100,000 Louisiana Local Government Environmental Facilities and
Community Development Authority, Revenue Bonds, Westlake
Chemical Corporation Projects, Refunding Series 2017
3.500 11/01/32 97,746
250,000 Louisiana Public Facilities Authority, Revenue Bonds, Ochsner
Clinic Foundation Project, Series 2015
5.000 05/15/47 250,026
500,000 Louisiana Publics Facilities Authority, Louisiana, Revenue Bonds,
I-10 Calcasieu River Bridge Public-Private Partnership Project,
Senior Lien Series 2024, (AMT)
5.750 09/01/64 513,537
750,000 Louisiana Publics Facilities Authority, Louisiana, Revenue Bonds,
I-10 Calcasieu River Bridge Public-Private Partnership Project,
Senior Lien Series 2024, (AMT)
5.000 09/01/66 713,313
TOTAL LOUISIANA 2,370,998
MAINE - 0.2%
200,000 Maine Health and Higher Educational Facilities Authority
Revenue Bonds, Eastern Maine Medical Center Obligated Group
Issue, Series 2016A
5.000 07/01/46 184,286
TOTAL MAINE 184,286
MARYLAND - 0.4%
250,000 Baltimore, Maryland, Convention Center Hotel Revenue Bonds,
Refunding Series 2017
5.000 09/01/46 241,721
120,000 Maryland Economic Development Corporation, Special
Obligation Bonds, Metro Centre Owings Mills Project, Series
2017
4.375 07/01/36 116,543
TOTAL MARYLAND 358,264
MASSACHUSETTS - 1.3%
500,000 Massachusetts Development Finance Agency, Revenue Bonds,
Boston Medical Center Issue, Series 2023G
5.250 07/01/48 499,675
500,000 Massachusetts Development Finance Agency, Revenue Bonds,
Emerson College, Series 2016A
5.000 01/01/47 482,318
100,000 Massachusetts Development Finance Agency, Revenue Bonds,
Merrimack College, Series 2017
5.000 07/01/47 96,922
TOTAL MASSACHUSETTS 1,078,915
MICHIGAN - 0.4%
100,000 Michigan Finance Authority, Tobacco Settlement Asset- Backed
Bonds, 2006 Sold Tobacco Receipts Senior Current Interest
Series 2020A-2
5.000 06/01/40 101,447
250,000 Michigan Strategic Fund, Limited Obligation Revenue Bonds, I-75
Improvement Project, Series 2018, (AMT)
5.000 12/31/32 260,100
TOTAL MICHIGAN 361,547
MINNESOTA - 0.6%
500,000 Minnesota Agricultural and Economic Development Board,
Health Care Facilities Revenue Bonds, Essentia Health Obligated
Group, Series 2024A
5.250 01/01/54 515,040
TOTAL MINNESOTA 515,040

Portfolio of Investments September 30, 2025
(continued)
NHYM

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MISSOURI - 0.8%
$ 500,000 Missouri Health and Educational Facilities Authority, Health
Facilities Revenue Bonds, BJC Health System, Series 2025A
4.250% 04/01/55 $ 464,049
300,000 Saint Louis County Industrial Development Authority, Missouri,
Revenue Bonds, Friendship Village Saint Louis Obligated Group,
Series 2018A
5.000 09/01/38 302,931
TOTAL MISSOURI 766,980
MONTANA - 0.6%
500,000 Montana Facility Finance Authority, Montana, Health Facilities
Reveue Bonds, Bozeman Deaconess Health Services Obligated
Group, Series 2018
5.000 06/01/48 503,616
TOTAL MONTANA 503,616
NEVADA - 0.8%
230,000 Henderson, Nevada, Local Improvement Bonds, Local
Improvement District T-21 Black Mountain Ranch, Series 2022
3.500 09/01/45 175,190
500,000 (a) Reno, Nevada, Special Assessment Bonds, 2024 Quilici Ranch
Local Improvement District 1, Series 2025
5.250 06/01/54 483,452
TOTAL NEVADA 658,642
NEW HAMPSHIRE - 0.5%
498,000 National Finance Authority, New Hampshire, Municipal
Certificates Series 2025-1 Class A-2
4.168 01/20/41 454,649
TOTAL NEW HAMPSHIRE 454,649
NEW JERSEY - 1.6%
375,000 Passaic County Improvement Authority, New Jersey, Charter
School Revenue Bonds, Paterson Charter School for Science and
Technology, Inc. Project, Series 2025
5.000 07/01/44 374,989
1,000,000 Tobacco Settlement Financing Corporation, New Jersey, Tobacco
Settlement Asset-Backed Bonds, Series 2018A
5.250 06/01/46 1,001,697
TOTAL NEW JERSEY 1,376,686
NEW YORK - 8.1%
500,000 Dormitory Authority of the State of New York, General Revenue
Bonds, Yeshiva University, Series 2022A
5.000 07/15/50 482,112
500,000 Metropolitan Transportation Authority, New York, Transportation
Revenue Bonds, Green Refunding Series 2025A
5.250 11/15/45 529,632
500,000 New York City Transitional Finance Authority, New York, Future
Tax Secured Bonds, Subordinate Fiscal Series 2025H-1
5.250 11/01/48 533,152
1,500,000 (a) New York Liberty Development Corporation, New York, Liberty
Revenue Bonds, 3 World Trade Center Project, Class 1 Series
2014
5.000 11/15/44 1,500,005
225,000 New York Transportation Development Corporation, New York,
Facility Revenue Bonds, Thruway Service Areas Project, Series
2021, (AMT)
2.500 10/31/31 199,613
750,000 New York Transportation Development Corporation, New
York, Special Facilities Bonds, LaGuardia Airport Terminal B
Redevelopment Project, Series 2016A, (AMT)
5.000 07/01/41 749,962
1,000,000 New York Transportation Development Corporation, New
York, Special Facilities Bonds, LaGuardia Airport Terminal B
Redevelopment Project, Series 2016A, (AMT)
5.000 07/01/46 991,394
1,000,000 New York Transportation Development Corporation, New
York, Special Facilities Bonds, LaGuardia Airport Terminal B
Redevelopment Project, Series 2016A, (AMT)
5.250 01/01/50 999,955
250,000 New York Transportation Development Corporation, New York,
Special Facilities Revenue Bonds, Terminal 6 John F Kennedy
International Airport Redevelopment Project, Senior Green Series
2024A, (AMT)
5.500 12/31/60 255,369
435,000 New York Transportation Development Corporation, New York,
Special Facility Revenue Bonds, John F Kennedy International
Airport Terminal One Project, Green Series 2025, (AMT)
5.500 06/30/59 450,120
500,000 Westchester County Local Development Corporation, New York,
Revenue Bonds, Westchester Medical Center Obligated Group
Project, Refunding Series 2016
5.000 11/01/46 449,599
TOTAL NEW YORK 7,140,913

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
NORTH CAROLINA - 1.7%
$ 1,000,000 North Carolina Department of Transportation, Private Activity
Revenue Bonds, I-77 Hot Lanes Project, Series 2015, (AMT)
5.000% 06/30/54 $ 1,000,036
500,000 North Carolina Medical Care Commission, Retirement Facilities
First Mortgage Revenue Bonds, Twin Lakes Community, Series
2025A
5.250 01/01/55 495,115
TOTAL NORTH CAROLINA 1,495,151
OHIO - 5.2%
1,000,000 Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco
Settlement Asset-Backed Revenue Bonds, Refunding Senior Lien
Series 2020B-2 Class 2
5.000 06/01/55 854,767
530,000 Butler County, Ohio,  Hospital Facilities Revenue Bonds, UC
Health, Series 2016
4.000 11/15/40 472,714
250,000 Chillicothe, Ohio, Hospital Facilities Revenue Bonds, Adena
Health System Obligated Group Project, Refunding &
Improvement Series 2017
5.000 12/01/47 250,988
500,000 Cuyahoga County, Ohio, Hospital Revenue Bonds, MetroHealth
System, Series 2017
5.250 02/15/47 490,639
325,000 Hamilton County, Ohio, Hospital Facilities Revenue Bonds, UC
Health, Series 2025A
5.500 08/01/51 328,403
400,000 Miami County, Ohio, Hospital Facilities Revenue Bonds,
Kettering Health Network Obligated Group Project, Refunding
Improvement Series 2019
5.000 08/01/49 401,601
275,000 Norwood, Ohio, Special Obligation Revenue Bonds, Rookwood
Exchange Project, Refunding Series 2025
5.000 12/01/41 275,488
500,000 (a) Ohio Air Quality Development Authority, Ohio, Exempt Facilities
Revenue Bonds, AMG Vanadium Project, Series 2019, (AMT)
5.000 07/01/49 458,202
500,000 (a) Ohio Air Quality Development Authority, Ohio, Revenue Bonds,
Pratt Paper Ohio, LLC Project, Series 2017, (AMT)
4.500 01/15/48 458,055
500,000 Port of Greater Cincinnati Development Authority, Ohio, Duke
Energy Convention Center Project, TOT First Subordinate
Development Revenue Bonds, Refunding Series 2024B
5.000 12/01/63 504,755
TOTAL OHIO 4,495,612
OKLAHOMA - 1.9%
240,000 Oklahoma Development Finance Authority, Health System
Revenue Bonds, OU Medicine Project, Series 2018B
5.250 08/15/48 240,084
250,000 Oklahoma State Turnpike Authority, Turnpike System Revenue
Bonds, Second Senior Series 2025A
5.500 01/01/54 272,220
1,000,000 Tulsa Municipal Airport Trust, Oklahoma, Revenue Bonds,
American Airlines Inc., Series 2025, (AMT)
6.250 12/01/35 1,144,599
TOTAL OKLAHOMA 1,656,903
PENNSYLVANIA - 2.7%
250,000 (a) Allentown Neighborhood Improvement Zone Development
Authority, Pennsylvania, Tax Revenue Bonds, City Center Project,
Series 2024
5.000 05/01/42 251,535
250,000 Berks County Municipal Authority, Pennsylvania, Revenue Bonds,
Tower Health Project, Series 2024A-3
5.000 06/30/39 226,361
250,000 Lehigh County General Purpose Authority, Pennsylvania, Hospital
Revenue Bonds, Lehigh Valley Health Network, Series 2019A
5.000 07/01/44 252,139
500,000 Montgomery County Industrial Development Authority,
Pennsylvania, Revenue Bonds, ACTS Retirement-Life
Communities, Inc. Obligated Group, Series 2025A
5.000 11/15/49 488,158
550,000 (a) Pennsylvania Economic Development Financing Authority, Solid
Waste Disposal Revenue Bonds, Core Natural Resources Inc.,
Project, Series 2025, (AMT), (Mandatory Put 3/27/35)
5.450 01/01/51 573,617
500,000 Philadelphia Authority for Industrial Development Senior Living
Facilities, Philadelphia, Pennsylvania, Revenue Bonds, Wesley
Enhanced Living Obligated Group, Series 2017A
5.000 07/01/49 443,867
TOTAL PENNSYLVANIA 2,235,677

Portfolio of Investments September 30, 2025
(continued)
NHYM

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
PUERTO RICO - 2.1%
$ 449,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue
Bonds, Restructured 2018A-1
0.000% 07/01/46 $ 153,326
750,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue
Bonds, Restructured 2018A-1
5.000 07/01/58 724,945
750,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue
Bonds, Taxable Restructured Cofina Project Series 2019A-2
4.784 07/01/58 697,414
386,000 Puerto Rico, General Obligation Bonds, Restructured Series
2022A-1
0.000 07/01/33 276,154
TOTAL PUERTO RICO 1,851,839
SOUTH CAROLINA - 1.2%
500,000 South Carolina Public Service Authority Santee Cooper Revenue
Obligations, Refunding Series 2016B
5.000 12/01/41 503,223
250,000 South Carolina Public Service Authority, Santee Cooper Revenue
Obligations, Improvement Series 2025A
5.000 12/01/55 255,109
305,000 South Carolina Public Service Authority, Santee Cooper Revenue
Obligations, Series 2015E
5.250 12/01/55 305,162
TOTAL SOUTH CAROLINA 1,063,494
TENNESSEE - 0.3%
300,000 Metropolitan Nashville Airport Authority, Tennessee, Airport
Revenue Bonds, Subordinate Series 2019B, (AMT)
5.000 07/01/49 303,152
TOTAL TENNESSEE 303,152
TEXAS - 9.9%
500,000 (a) Aubrey, Denton County, Texas, Special Assessment Revenue
Bonds, Duck Point Public Improvement District, Series 2025
5.625 12/31/55 488,706
105,000 (a) Austin, Travis, Williamson and Hays Counties, Texas, Special
Assessment Revenue Bonds, Whisper Valley Public Improvement
District Improvement Area 2, Series 2022
5.500 11/01/51 105,596
250,000 (a) Celina, Texas, Special Assessment Revenue Bonds, The Parks
at Wilson Creek Public Improvement District Initial Major
Improvement Project, Series 2021
4.250 09/01/41 220,542
250,000 (a) City of Midlothian, Texas, Westside Preserve Public Improvement
District Improvement Area #1 Project Special Assessment
Revenue Bonds Series 2022
5.375 09/15/52 241,821
200,000 Crandall, Kaufman County, Texas, Special Assessment Revenue
Bonds, River Ridge Public Improvement District Improvement
Area 2 Project, Series 2025
5.250 09/15/45 194,869
500,000 (a) Denton County, Texas, Special Assessment Revenue Bonds,
Green Meadows Public Improvement District, Improvement Area
1 Project, Series 2025
5.375 12/31/45 510,925
100,000 Fort Bend County Industrial Development Corporation, Texas,
Revenue Bonds, NRG Energy Inc. Project, Series 2012A. RMKT
4.750 05/01/38 100,006
1,000,000 Houston, Texas, Airport System Special Facilities Revenue Bonds,
United Airlines, Inc. Terminal Improvements Project, Series
2024B, (AMT)
5.250 07/15/34 1,071,629
250,000 (a) Hutto, Williams County Texas, Special Assessment Revenue
Bonds, Cottonwood Creek Public Improvement Area 2 Project
Series 2025
5.125 09/01/45 241,644
400,000 (a) Hutto, Williams County Texas, Special Assessment Revenue
Bonds, Prairie Winds, Public Improvement Area 1, Series 2025
5.125 09/01/45 387,580
250,000 (a) Kyle, Texas, Special Assessment Revenue Bonds, 6 Creeks Public
Improvement District Improvement Area 3B Project, Series 2025
5.125 09/01/46 241,657
250,000 (a) Kyle, Texas, Special Assessment Revenue Bonds, 6 Creeks Public
Improvement District Improvement Area 5 Project, Series 2025
5.375 09/01/50 241,279
250,000 Lower Colorado River Authority, Texas, Transmission Contract
Revenue Bonds, LCRA Transmission Services Corporation Project,
Refunding Series 2025
5.000 05/15/55 257,159
250,000 (a) New Hope Cultural Education Facilities Finance Corporation,
Texas, Education Revenue Bonds, Beta Academy, Series 2019A
5.000 08/15/49 224,438
500,000 New Hope Cultural Education Facilities Finance Corporation,
Texas, Retirement Facility Revenue Bonds, Bella Vida Forefront
Living Project, Series 2025A
6.250 10/01/45 514,434

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TEXAS (continued)
$ 500,000 New Hope Cultural Education Facilities Finance Corporation,
Texas, Retirement Facility Revenue Bonds, Westminster Project,
Series 2025
5.000% 11/01/55 $ 470,164
250,000 North East Regional Mobility Authority, Texas, Revenue Bonds,
Senior Lien Series 2016A
5.000 01/01/46 249,982
275,000 (a) Port Beaumont Industrial Development Authority, Texas, Facility
Revenue Bonds, Jefferson Gulf Coast Energy Project, Series
2021B
4.100 01/01/28 246,881
500,000 (a) Port Beaumont Navigation District, Jefferson County, Texas, Dock
and Wharf Facility Revenue Bonds, Jefferson Gulf Coast Energy
Project, Series 2024A, (AMT)
5.000 01/01/39 494,343
500,000 (a) Port Beaumont Navigation District, Jefferson County, Texas, Dock
and Wharf Facility Revenue Bonds, Jefferson Gulf Coast Energy
Project, Series 2024A, (AMT)
5.125 01/01/44 482,623
250,000 (a) Princeton, Texas, Special Assessment Revenue Bonds, Eastridge
Public Improvement District Improvement Area 4 Project, Series
2025
5.375 09/01/45 250,058
300,000 (a) Princeton, Texas, Special Assessment Revenue Bonds, Westridge
Public Improvement District Improvement Area 1 Project, Series
2025
5.375 09/01/45 296,891
275,000 (a) Providence Village, Denton County, Texas, Special Assessment
Revenue Bonds, Foree Ranch Public Improvement District
Improvement Area 2 Project Series 2025
5.350 09/01/45 270,339
135,000 (a) Sachse, Texas, Special Assessment Bonds, Sachse Public
Improvement District 1 Improvement Areas 2-3 Project, Series
2022
7.000 09/15/52 146,150
500,000 Texas Private Activity Bond Surface Transporation Corporation,
Senior Lien Revenue Bonds, NTE Mobility Partners Segments 3
LLC Segments 3C Project, Series 2019, (AMT)
5.000 06/30/58 491,785
TOTAL TEXAS 8,441,501
UTAH - 2.4%
500,000 (a) Black Desert Public Infrastructure District, Washington County,
Utah, Special Assessment Bonds, Black Desert Assessment Area
1, Series 2024
5.625 12/01/53 501,344
500,000 (a) Downtown East Streetcar Sewer Public Infrastructure District,
South Salt Lake, Salt Lake County, Utah, Limited Tax General
Obligation Bonds, Series 2022A
6.000 03/01/53 495,385
500,000 (a) MIDA Mountain Village Public Infrastructure District, Utah,
Subordinate Tax Allocation Revenue Bonds, Series 2024-1
5.125 06/15/54 482,122
500,000 (a) Wakara Ridge Public Infrastructure District, Utah, Special
Assessment Bonds, Wakara Ridge Assessment Area, Series 2025
5.625 12/01/54 506,795
TOTAL UTAH 1,985,646
VIRGINIA - 1.9%
100,000 (a) Cherry Hill Community Development Authority, Virginia, Special
Assesment Bonds, Potomac Shores Project, Series 2015
5.150 03/01/35 100,124
100,000 Norfolk Redevelopment and Housing Authority, Virginia, Revenue
Bonds, Fort Norfolk Retirement Community, Inc. - Harbor's Edge
Project, Refunding Series 2014
5.375 01/01/46 96,844
500,000 Virginia Housing Development Authority, Rental Housing Bonds,
Series 2025A
4.600 09/01/50 495,755
1,000,000 Virginia Small Business Financing Authority, Private Activity
Revenue Bonds, Transform 66 P3 Project, Senior Lien Series 2017,
(AMT)
5.000 12/31/52 976,349
TOTAL VIRGINIA 1,669,072
WASHINGTON - 0.6%
500,000 Washington State Convention Center Public Facilities District,
Lodging Tax Revenue Bonds, Series 2018
5.000 07/01/48 497,418
TOTAL WASHINGTON 497,418

Portfolio of Investments September 30, 2025
(continued)
NHYM

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
WEST VIRGINIA - 0.9%
$ 595,000 West Virginia Hospital Finance Authority, Hospital Revenue
Bonds, Cabell Huntington Hospital, Inc. Project, Refunding &
Improvement Series 2018A
5.000% 01/01/43 $ 548,638
250,000 West Virginia Hospital Finance Authority, Revenue Bonds, West
Virginia University Health System Obligated Group, Improvement
Series 2017A
5.000 06/01/47 250,400
TOTAL WEST VIRGINIA 799,038
WISCONSIN - 4.2%
100,000 (a) Public Finance Authority of Wisconsin, Charter School Revenue
Bonds, Envision Science Academy Project, Series 2016A
5.250 05/01/46 90,267
500,000 Public Finance Authority of Wisconsin, Hotel Revenue Bonds,
Grand Hyatt San Antonio Hotel Acquisition Project, Senior Lien
Series 2022A
5.000 02/01/62 487,435
250,000 (a) Public Finance Authority of Wisconsin, Hotel Revenue Bonds,
Grand Hyatt San Antonio Hotel Acquisition Project, Subordinate
Lien Series 2022B
5.750 02/01/52 255,501
250,000 (a) Public Finance Authority of Wisconsin, Limited Obligation PILOT
Revenue Bonds, American Dream Meadowlands Project, Series
2017
6.500 12/01/37 200,000
250,000 (a) Public Finance Authority of Wisconsin, Retirement Facility
Revenue Bonds, Penick Village, Series 2019
5.000 09/01/54 222,034
425,000 (a) Public Finance Authority of Wisconsin, Revenue Anticipation
Bonds, Texas Infrastructure Authority Program, Astro Texas Land
Projects, Refunding & Improvement Series 2025
5.000 12/15/36 425,094
370,000 Public Finance Authority of Wisconsin, Student Housing Revenue
Bonds, Campus Real Estate Holding Corporation, LLC Project,
Series 2025A
5.250 06/01/45 371,654
500,000 Public Finance Authority of Wisconsin, Student Housing Revenue
Bonds, KSU Bixby Real Estate Foundation, LLC Project, Senior
Series 2025A
5.250 06/15/55 508,201
1,000,000 Public Finance Authority, Wisconsin, Toll Revenue Bonds, Georgia
SR 400 Express Lanes Project, Senior Lien Series 2025
5.750 12/31/65 1,028,966
TOTAL WISCONSIN 3,589,152
TOTAL MUNICIPAL BONDS
(cost $85,150,439) 84,422,334
TOTAL LONG-TERM INVESTMENTS
(cost $85,328,881) 84,600,776
OTHER ASSETS & LIABILITIES, NET - 2.5% 2,131,433
NET ASSETS - 100% $ 86,732,209
AMT Alternative Minimum Tax
(a) Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers. As of the end of the reporting period, the aggregate value of these securities is $25,545,875 or 30.2% of
Total Investments.

Portfolio of Investments September 30, 2025
NUMI
See Notes to Financial Statements
(Unaudited)
SHARES DESCRIPTION VALUE
LONG-TERM INVESTMENTS - 99.4%
INVESTMENT COMPANIES - 0.4%
252,925 State Street Institutional US Government Money Market Fund $ 252,925
TOTAL INVESTMENT COMPANIES
(cost $252,925) $ 252,925
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MUNICIPAL BONDS - 99.0%
ALABAMA - 1.6%
$ 340,000 Black Belt Energy Gas District, Alabama, Gas Project Revenue
Bonds, Series 2024B, (Mandatory Put 9/01/32)
5.000% 10/01/55 367,793
110,000 Jefferson County, Alabama, Sewer Revenue Warrants, Series
2024
5.250 10/01/42 116,797
210,000 Southeast Energy Authority, Alabama, Revenue Bonds, A
Cooperative District Energy Supply Series 2025D
5.000 09/01/35 231,296
250,000 Southeast Energy Authority, Alabama, Revenue Bonds,
Cooperative District Energy Supply Series 2025B, (Mandatory Put
1/01/33)
5.250 03/01/55 267,403
TOTAL ALABAMA 983,289
ARIZONA - 0.4%
110,000 Mesa, Arizona, Utility System Revenue Bonds, Series 2018 5.000 07/01/42 112,582
100,000 Phoenix, Arizona, General Obligation Bonds, Various Purpose
Series 2024A
5.000 07/01/39 111,551
TOTAL ARIZONA 224,133
CALIFORNIA - 14.0%
340,000 California Community Choice Financing Authority, Clean Energy
Project Revenue Bonds, Green Series 2024A, (Mandatory Put
4/01/32)
5.000 05/01/54 367,705
200,000 California Community Choice Financing Authority, Clean Energy
Project Revenue Bonds, Green Series 2025B
5.000 11/01/32 217,161
250,000 California Community Choice Financing Authority, Clean Energy
Project Revenue Bonds, Green Series 2025D, (Mandatory Put
7/01/34)
5.000 10/01/55 269,059
100,000 California Educational Facilities Authority, Revenue Bonds,
Chapman University,  Refunding Series 2025A
5.000 04/01/42 108,291
150,000 California Health Facilities Financing Authority, California,
Revenue Bonds, Sutter Health, Series 2018A
4.000 11/15/42 142,719
100,000 California Health Facilities Financing Authority, Revenue Bonds,
Providence Saint Joseph Health, Refunding Series 2016A
4.000 10/01/47 89,351
100,000 California Infrastructure and Economic Development Bank,
Revenue Bonds, Academy of Motion Picture Arts and Sciences
Obligated Group, Series 2015A
4.000 11/01/45 95,545
250,000 California Infrastructure and Economic Development Bank,
Revenue Bonds, UCSF Clinical and Life Sciences Building, Series
2025
5.000 05/15/40 278,268
150,000 California Municipal Finance Authority, Revenue Bonds, Linxs
APM Project, Senior Lien Series 2018A, (AMT)
5.000 12/31/34 152,768
125,000 California Municipal Finance Authority, Revenue Bonds, NorthBay
Healthcare Group, Series 2017A
5.250 11/01/41 125,213
750,000 California State University, Systemwide Revenue Bonds, Series
2025A
5.000 11/01/39 856,225
615,000 California State, General Obligation Bonds, Refunding Various
Purpose Series 2024
5.000 09/01/43 665,161
560,000 California State, General Obligation Bonds, Various Purpose
Refunding Series 2025
5.000 03/01/37 642,245
500,000 (a) California Statewide Communities Development Authority,
California, Revenue Bonds, Loma Linda University Medical
Center, Series 2016A
5.250 12/01/56 482,630
750,000 Eastern Municipal Water District Community Facilities District
2018-80 Willow Springs, California, Special Tax Bonds Series
2025
5.000 09/01/50 758,069

Portfolio of Investments September 30, 2025
(continued)
NUMI

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
CALIFORNIA (continued)
$ 500,000 Foothill-De Anza Community College District, Santa Clara
County, California, General Obligation Bonds, Refunding Series
2016
4.000% 08/01/40 $ 500,141
250,000 Peralta Community College District, Alameda County, California,
General Obligation, Refunding Series 2025
5.000 08/01/38 287,112
165,000 Sacramento County, California, Airport System Revenue Bonds,
Refunding Senior Series 2018C, (AMT)
5.000 07/01/34 171,061
250,000 San Diego Public Facilities Financing Authority, California, Lease
Revenue Bonds, Capital Improvement Projects, Series 2015A
5.000 10/15/44 250,151
320,000 San Francisco Airport Commission, California, Revenue Bonds,
San Francisco International Airport, Governmental Purpose
Second Series 2016C
5.000 05/01/46 321,491
270,000 San Francisco Airports Commission, California, Revenue Bonds,
San Francisco International Airport, Second Series 2019E, (AMT)
5.000 05/01/37 279,246
500,000 San Francisco City and County Public Utilities Commission,
California, Water Revenue Bonds, Refunding Green Sub Series
2025A
5.000 11/01/47 532,160
200,000 San Joaquin Hills Transportation Corridor Agency, Orange
County, California, Toll Road Revenue Bonds, Refunding Junior
Lien Series 2014B
5.250 01/15/49 200,064
800,000 University of California, General Revenue Bonds, Limited Project
Series 2016K
4.000 05/15/46 761,379
500,000 University of California, General Revenue Bonds, Series 2025CC 5.000 05/15/42 552,297
TOTAL CALIFORNIA 9,105,512
COLORADO - 5.9%
310,000 Adams and Arapahoe Counties Joint School District 28J, Aurora,
Colorado, General Obligation Bonds, Series 2025
5.500 12/01/37 368,991
300,000 Adams and Arapahoe Counties Joint School District 28J, Aurora,
Colorado, General Obligation Bonds, Series 2025
5.500 12/01/38 353,290
190,000 Adams and Arapahoe Counties Joint School District 28J, Aurora,
Colorado, General Obligation Bonds, Series 2025
5.500 12/01/39 221,843
990,000 Adams County School District 14, Colorado, General Obligation
Bonds, Series 2025
5.500 12/01/44 1,084,713
500,000 CCP Metropolitan District 3, Colorado, General Obligation
Bonds, Limited Tax Refunding Series 2024
5.000 12/01/53 485,650
280,000 Cherry Creek School District 5,  Arapahoe County, Colorado,
General Obligation Bonds, Series 2024
5.250 12/15/41 312,156
100,000 Denver City and County, Colorado, Airport System Revenue
Bonds, Subordinate Lien Series 2018B
5.000 12/01/48 10 1,265
500,000 Denver School District 1, Colorado, General Obligation Bonds,
Series 2025C
5.500 12/01/46 553,135
180,000 Regional Transportation District, Colorado, Private Activity Bonds,
Denver Transit Partners Eagle P3 Project, Series 2020A
4.000 07/15/35 181,321
TOTAL COLORADO 3,662,364
DELAWARE - 0.3%
200,000 Delaware Transportation Authority, Revenue Bonds, US 301
Project, Series 2015
5.000 06/01/45 199,999
TOTAL DELAWARE 199,999
DISTRICT OF COLUMBIA - 1.9%
300,000 District of Columbia Water and Sewer Authority, Public Utility
Revenue Bonds, Subordinate Lien Green Series 2022B
5.000 10/01/47 310,625
200,000 District of Columbia, General Obligation Bonds, Series 2016A 5.000 06/01/41 200,589
250,000 District of Columbia, General Obligation Bonds, Series 2024A 5.000 08/01/37 281,592
110,000 District of Columbia, Income Tax Secured Revenue Bonds, Series
2022A
5.500 07/01/47 117,453
305,000 Metropolitan Washington Airports Authority, Virginia, Dulles Toll
Road Revenue Bonds, Dulles Metrorail Capital Appreciation,
Second Senior Lien Series 2010B
6.500 10/01/44 324,941
TOTAL DISTRICT OF COLUMBIA 1,235,200

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FLORIDA - 5.5%
$ 245,000 City of Miami Beach, Florida, Stormwater Revenue Bonds, Series
2015
4.000% 09/01/45 $ 233,263
150,000 Fort Lauderdale, Florida, Water and Sewer Revenue Bonds,
Prospect Lake Water Treatment Plant Project Series 2023B
5.000 09/01/39 164,721
500,000 (a) Grand Bay at Doral Community Development District, Miami-
Dade County, Florida, Special Assessment Bonds, Assessment
Area Two Phase 1 Project, Series 2025A-1
5.000 05/01/45 495,321
365,000 Miami-Dade County Industrial Development Authority, Florida,
Solid Waste Disposal Revenue Bonds, Waste Management Inc
Project, Series 2018B, (AMT), (Mandatory Put 7/01/26)
4.000 11/01/48 364,992
250,000 Miami-Dade County, Florida, Aviation Revenue Bonds, Refunding
Series 2017B, (AMT)
5.000 10/01/40 252,514
250,000 Miami-Dade County, Florida, Aviation Revenue Bonds, Series
2025A, (AMT)
5.500 10/01/55 264,291
150,000 Miami-Dade County, Florida, Transit System Sales Surtax Revenue
Bonds, Series 2018
5.000 07/01/43 153,885
505,000 (a) Miromar Lakes Community Development District, Lee County,
Florida, Capital Improvement Revenue Bonds, Refunding Series
2025
5.00 0 05/01/35 544,739
400,000 Orlando Utilities Commission, Florida, Utility System Revenue
Bonds, Series 2025A
5.000 10/01/45 420,281
440,000 Osceola County, Florida, Transportation Revenue Bonds, Osceola
Parkway, Refunding & Improvement Series 2019A-1
5.000 10/01/35 456,547
120,000 Putnam County Development Authority, Florida, Pollution Control
Revenue Bonds, Seminole Electric Cooperatice, Inc. Project,
Refunding Series 2018B
5.000 03/15/42 121,707
TOTAL FLORIDA 3,472,261
GEORGIA - 2.2%
350,000 Atlanta, Georgia, Airport General Revenue Bonds, Green Series
2025B-1, (AMT)
5.000 07/01/33 391,865
100,000 Burke County Development Authority, Georgia, Pollution Control
Revenue Bonds, Oglethorpe Power Corporation Vogtle Project,
Series 2017D
4 .125 11/01/45 90,059
155,000 Carroll City-County Hospital Authority, Georgia, Revenue
Anticipation Certificates, Tanner Medical Center, Inc. Project,
Series 2015
4.000 07/01/45 149,084
300,000 Fulton County Development Authority, Georgia, Hospital
Revenue Bonds, Wellstar Health System, Inc Project, Series 2017A
5.000 04/01/47 301,213
100,000 Municipal Electric Authority of Georgia, Plant Vogtle Units 3 & 4
Project J Bonds, Series 2015A
5.500 07/01/60 100,027
100,000 Municipal Electric Authority of Georgia, Plant Vogtle Units 3 & 4
Project J Bonds, Series 2019A - BAM Insured
5.000 01/01/49 100,225
250,000 Richmond County Board of Education, Georgia, General
Obligation Bonds, Sales Tax Series 2025
5.000 10/01/32 287,745
TOTAL GEORGIA 1,420,218
GUAM - 0.4%
265,000 Guam Power Authority, Revenue Bonds, Refunding Series 2022A 5.000 10/01/42 273,716
TOTAL GUAM 273,716
HAWAII - 0.6%
100,000 Honolulu City and County, Hawaii, Wastewater System Revenue
Bonds, First Bond Resolution, Senior Series 2019A
5.000 07/01/44 102,861
250,000 Maui County, Hawaii, General Obligation Bonds, Series 2025 5.000 09/01/39 278,396
TOTAL HAWAII 381,257
IDAHO - 0.7%
480,000 Idaho Housing & Finance Association, Idaho, Sales Tax Revenue
Bonds, Transportation Expansion & Congestion Mitigation Fund,
Series 2025A
4.000 08/15/50 443,902
TOTAL IDAHO 443,902

Portfolio of Investments September 30, 2025
(continued)
NUMI

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
ILLINOIS - 5.6%
$ 100,000 Chicago Board of Education, Illinois, Dedicated Capital
Improvement Tax Revenue Bonds, Series 2016
6.000% 04/01/46 $ 101,326
185,000 Chicago Board of Education, Illinois, Dedicated Capital
Improvement Tax Revenue Bonds, Series 2023
5.000 04/01/38 192,574
100,000 Chicago, Illinois, General Airport Revenue Bonds, O'Hare
International Airport, Refunding Senior Lien Series 2017B
5.000 01/01/39 101,329
275,000 Chicago, Illinois, General Obligation Bonds, Series 2019A 5.500 01/01/35 285,432
105,000 Chicago, Illinois, Water Revenue Bonds, Second Lien Refunding
Series 2024A
5.000 11/01/35 117,447
250,000 Illinois Finance Authority, Water Facilities Revenue Bonds,
American Water Capital Corporation Project, Refunding Series
2019, (Mandatory Put 10/01/29)
2.450 10/01/39 243,173
250,000 Illinois State, General Obligation Bonds, May Series 2018A 5 .000 05/01/43 252,700
110,000 Illinois State, General Obligation Bonds, November Series 2017D 5.000 11/01/28 114,977
720,000 Illinois State, Sales Tax Revenue Bonds, Build Illinois, Refunding
Junior Obligation March Series 2025B
5.000 06/15/40 774,060
50,000 Illinois Toll Highway Authority, Toll Highway Revenue Bonds,
Senior Lien Series 2021A
5.000 01/01/46 51,263
330,000 Metropolitan Pier and Exposition Authority, Illinois, McCormick
Place Expansion Project Bonds, Series 2017A
5.000 06/15/57 322,115
500,000 Northern Illinois Municipal Power Agency, Power Project Revenue
Bonds, Prairie State Project, Refunding Series 2016A
4.000 12/01/33 502,755
100,000 Schaumburg, Illinois, General Obligation Bonds, Refunding
Series 2013A
4.000 12/01/41 99,234
300,000 Southwestern Illinois Development Authority, Illinois, Local
Government Revenue Bonds, Triad Community Unit School
District 2 Project, Series 2025B - BAM Insured
5.500 04/01/48 318,900
TOTAL ILLINOIS 3,477,285
INDIANA - 1.5%
250,000 Indiana Finance Authority, State Revolving Fund Program Bonds,
Green Series 2025C
5.000 02/01/40 273,401
170,000 Indianapolis Local Public Improvement Bond Bank, Indiana,
Revenue Bonds, Ad Valorem Property Tax Funded Project Series
2023D
6.000 02/01/43 190,892
500,000 Whiting, Indiana, Environmental Facilities Revenue Bonds, BP
Products North America Inc. Project, Series 2008, (Mandatory Put
6/21/35)
4.200 06/01/44 523,396
TOTAL INDIANA 987,689
KENTUCKY - 1.4%
150,000 Kentucky Economic Development Finance Authority, Louisville
Arena Project Revenue Bonds, Louisville Arena Authority, Inc.,
Series 2017A - AGM Insured
4.000 12/01/41 144,456
275,000 Kentucky Economic Development Finance Authority, Revenue
Bonds, Next Generation Kentucky Information Highway Project,
Senior Series 2015A
5.000 01/01/45 275,035
500,000 Kentucky State Property and Buildings Commission, Revenue
Bonds, Project 132, Series 2025A
5.000 04/01/41 539,538
TOTAL KENTUCKY 959,029
LOUISIANA - 0.8%
290,000 Louisiana Local Government Environmental Facilities and
Community Development Authority, Revenue Bonds, Westlake
Chemical Corporation Projects, Refunding Series 2017
3.500 11/01/32 283,464
100,000 (b) Louisiana Public Facilities Authority, Revenue Bonds, Ochsner
Clinic Foundation Project, Series 2015, (Pre-refunded 10/31/25)
4.250 05/15/40 97,341
120,000 Louisiana Public Facilities Authority, Revenue Bonds, Ochsner
Clinic Foundation Project, Series 2015
5.000 05/15/47 120,013
TOTAL LOUISIANA 500,818

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MARYLAND - 0.4%
$ 205,000 Maryland Health and HIgher Educational Facilities
Authority,  Revenue Bonds, University of Maryland Medical
Systems, Series 2025A
5.250% 07/01/52 $ 213,857
90,000 Maryland Health and Higher Educational Facilities Authority,
Revenue Bonds, University of Maryland Medical System Issue,
Series 2017B
4.000 07/01/39 88,401
TOTAL MARYLAND 302,258
MASSACHUSETTS - 4.1%
250,000 Boston, Massachusetts, General Obligation Bonds, Series 2025A 5.000 02/01/37 284,639
250,000 Massachusetts Development Finance Agency, Revenue Bonds,
Amherst College, Series 2025A, (Mandatory Put 11/01/35)
5.000 11/01/55 290,926
155,000 Massachusetts Development Finance Agency, Revenue Bonds,
Berklee College of Music, Series 2016
5.000 10/01/46 155,529
250,000 Massachusetts Development Finance Agency, Revenue Bonds,
Smith College, Series 2025
4.000 07/01/45 240,538
125,000 Massachusetts Development Finance Agency, Revenue Bonds,
UMass Memorial Issue Series 2025N-1
5.250 07/01/50 126,422
445,000 Massachusetts School Building Authority, Senior Dedicated Sales
Tax Revenue Bonds, Subordinated Refunding Social Series 2025B
5.000 02/15/33 514,810
500,000 Massachusetts State, General Obligation Bonds, Consolidated
Loan, Series 2016E
4.000 04/01/46 460,025
300,000 Massachusetts State, General Obligation Bonds, Consolidated
Loan, Series 2016J
4.000 12/01/39 299,546
125,000 Massachusetts State, General Obligation Bonds, Consolidated
Loan, Series 2024A
5.000 01/01/54 129,844
160,000 Massachusetts State, Transportation Fund Revenue Bonds, Rail
Enhancement Program, Series 2015A
5.000 06/01/45 160,041
TOTAL MASSACHUSETTS 2,662,320
MICHIGAN - 4.7%
250,000 Howell Public Schools, Livingston County, Michigan, General
Obligation Bonds, School Building and Site Series 2025II
5.000 05/01/40 269,963
245,000 Michigan Finance Authority, Hospital Revenue Bonds, Henry Ford
Health System, Refunding Series 2016
5.000 11/15/41 246,640
250,000 Michigan Finance Authority, Tobacco Settlement Asset- Backed
Bonds, 2006 Sold Tobacco Receipts Senior Current Interest
Series 2020A-2
5.000 06/01/40 253,618
500,000 Michigan Housing Development Authority, Rental Housing
Revenue Bonds, Series 2025A-1
3.550 10/01/31 500,921
330,000 Michigan State Building Authority, Revenue Bonds, Facilities
Program, Refunding Series 2016-I
5.000 04/15/41 334,189
750,000 (c) Michigan State Building Authority, Revenue Bonds, Facilities
Program, Series 2023I, (Mandatory Put 10/07/25)
2.990 04/15/58 750,000
450,000 Michigan Strategic Fund, Limited Obligation Revenue Bonds, I-75
Improvement Project, Series 2018, (AMT)
5.000 12/31/43 450,693
200,000 Oakland University, Michigan, General Revenue Bonds, Series
2016
5.000 03/01/47 199,772
TOTAL MICHIGAN 3,005,796
MINNESOTA - 0.9%
500,000 Rochester, Minnesota, Health Care Facilities Revenue Bonds,
Mayo Clinic, Series 2025B, (Mandatory Put 5/15/32)
5.000 11/15/55 560,685
TOTAL MINNESOTA 560,685
MISSOURI - 1.7%
100,000 Missouri Health and Educational Facilities Authority, Health
Facilities Revenue Bonds, Mercy Health, Series 2014F
5.000 11/15/45 100,023
780,000 Missouri Health and Educational Facilities Authority, Health
Facilities Revenue Bonds, Saint Anthony's Medical Center, Series
2015B
4.000 02/01/40 757,608
200,000 North Kansas City School District 74, Missouri, General
Obligation Bonds, Improvement Series 2025
5.000 03/01/44 213,466
TOTAL MISSOURI 1,071,097

Portfolio of Investments September 30, 2025
(continued)
NUMI

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
NEBRASKA - 0.8%
$ 500,000 Central Plains Energy Project, Nebraska, Gas Supply Revenue
Bonds, Refunding Series 2025A Subseries 2025A-1, (Mandatory
Put 8/01/31)
5.000% 08/01/55 $ 540,831
TOTAL NEBRASKA 540,831
NEVADA - 1.0%
100,000 (a),(c) Director of the State of Nevada Department of Business and
Industry, Solid Waste Disposal Revenue Bonds, Republic Services
Inc., Variable Rate Demand Series 2001, (AMT), (Mandatory Put
12/01/25)
3.950 12/01/26 99,987
100,000 Las Vegas Redevelopment Agency, Nevada, Tax Increment
Revenue Bonds, Refunding Series 2016
5.000 06/15/40 100,186
250,000 Las Vegas Valley Water District, Nevada, General Obligation
Bonds, Limited Tax Water Improvement Series 2025A
5.000 06/01/41 272,343
140,000 Las Vegas Valley Water District, Nevada, General Obligation
Bonds, Limited Tax Water Refunding Series 2024A
5.000 06/01/39 155,031
TOTAL NEVADA 627,547
NEW JERSEY - 2.6%
150,000 New Jersey Economic Development Authority, Revenue Bonds,
Motor Vehicle Surcharge, Refunding Subordinate Series 2017A
4.000 07/01/34 150,612
250,000 New Jersey Economic Development Authority, Special Facility
Revenue Bonds, Port Newark Container Terminal LLC Project,
Refunding Series 2017, (AMT)
5.000 10/01/37 253,178
375,000 New Jersey Health Care Facilities Financing Authority, Revenue
Bonds, Inspira Health Obligated Group Issue, Refunding Series
2016A
4.000 07/01/41 363,301
250,000 New Jersey Institute of Technology, New Jersey, General
Obligation Bonds, Series 2025A - BAM Insured
5.000 07/01/39 279,956
150,000 New Jersey Transportation Trust Fund Authority, Transportation
System Bonds, Series 2015AA
5.250 06/15/41 150,100
500,000 New Jersey Turnpike Authority, Revenue Bonds, Refunding Series
2016A
5.000 01/01/34 502,856
TOTAL NEW JERSEY 1,700,003
NEW YORK - 9.9%
150,000 Dormitory Authority of the State of New York, Revenue Bonds,
Montefiore Obligated Group, Series 2018A
5.000 08/01/32 154,320
410,000 Dormitory Authority of the State of New York, Revenue Bonds,
Montefiore Obligated Group, Series 2018A
5.000 08/01/33 420,391
250,000 Dormitory Authority of the State of New York, State Personal
Income Tax Revenue Bonds, General Purpose, Series 2018A
5.000 03/15/35 253,780
500,000 Hudson Yards Infrastructure Corporation, New York, Revenue
Bonds, Second Indenture Fiscal 2017 Series A
5.000 02/15/42 506,871
200,000 Long Island Power Authority, New York, Electric System General
Revenue Bonds, Series 2017
5.000 09/01/47 201,794
500,000 Metropolitan Transportation Authority, New York, Transportation
Revenue Bonds, Green Climate Bond Certified Series 2019A-2
5.000 11/15/45 504,799
485,000 New York City Industrial Development Agency, New York, PILOT
Payment in Lieu of Taxes Revenue Bonds, Queens Baseball
Stadium Project, Refunding Series 2021A - AGM Insured
3.000 01/01/33 472,031
125,000 New York City Municipal Water Finance Authority, New York,
Water and Sewer System Second General Resolution Revenue
Bonds, Fiscal 2013 Series BB
4.000 06/15/47 115,912
225,000 New York City Municipal Water Finance Authority, New York,
Water and Sewer System Second General Resolution Revenue
Bonds, Fiscal 2019 Series DD-1
5.000 06/15/49 228,442
250,000 New York City Municipal Water Finance Authority, New York,
Water and Sewer System Second General Resolution Revenue
Bonds, Fiscal 2025 Series AA-2
5.000 06/15/49 262,036
250,000 New York City Transitional Finance Authority, New York, Future
Tax Secured Bonds, Subordinate Fiscal Series 2025F-1
5.000 11/01/37 280,492
500,000 New York City Transitional Finance Authority, New York, Future
Tax Secured Bonds, Subordinate Fiscal Series 2025H-1
5.000 11/01/42 539,555
130,000 New York City, New York, General Obligation Bonds, Fiscal 2017
Series A-1
4.000 08/01/39 128,268

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
NEW YORK (continued)
$ 300,000 New York City, New York, General Obligation Bonds, Fiscal 2018
Series F-1
5.000% 04/01/43 $ 306,458
500,000 (a) New York Liberty Development Corporation, New York, Liberty
Revenue Bonds, 3 World Trade Center Project, Class 1 Series
2014
5.000 11/15/44 500,002
140,000 New York Liberty Development Corporation, New York, Liberty
Revenue Bonds, 7 World Trade Center Project, Refunding Green
Series 2022A-CL2
3.125 09/15/50 104,411
400,000 New York State Housing Finance Agency, Affordable Housing
Revenue Bonds, Sustainability Green Series 2025B-2, (Mandatory
Put 5/01/29)
3.600 11/01/64 404,333
200,000 New York Transportation Development Corporation, New York,
Facility Revenue Bonds, Thruway Service Areas Project, Series
2021, (AMT)
2.500 10/31/31 177,433
250,000 New York Transportation Development Corporation, New York,
Special Facility Revenue Bonds, New Terminal 1 John F Kennedy
International Airport Project, Green Series 2023 - AGM Insured,
(AMT)
5.500 06/30/43 258,863
130,000 New York Transportation Development Corporation, New York,
Special Facility Revenue Bonds, Terminal 4 John F Kennedy
International Airport Project, Series 2020C
5.000 12/01/38 136,959
265,000 New York Transportation Development Corporation, Special
Facility Revenue Bonds, Delta Air Lines, Inc. - LaGuardia Airport
Terminals C&D Redevelopment Project, Series 2020, (AMT)
4.000 10/01/30 268,841
100,000 Triborough Bridge and Tunnel Authority, New York, Payroll
Mobility Tax Bonds, Senior Lien Green Bonds, Series 2022D-2
5.500 05/15/52 106,672
20,000 Triborough Bridge and Tunnel Authority, New York, Real Estate
Transfer Tax Revenue Bonds, MTA Bridges and Tunnels, TBTA
Capital Lockbox Fund, Series 2025A
5.250 12/01/54 21,092
TOTAL NEW YORK 6,353,755
OHIO - 2.8%
100,000 American Municipal Power Inc., Ohio, Combined Hydroelectric
Projects Revenue Bonds, Green Series 2016A
5.000 02/15/46 99,993
200,000 American Municipal Power, Inc., Ohio, Greenup Hydroelectric
Project Revenue Bonds, Refunding Series 2016A
5.000 02/15/41 200,215
250,000 Columbus Regional Airport Authority, Ohio, Revenue Bonds,
John Glenn Columbus International Airport, Series 2025A, (AMT)
5.000 01/01/40 261,305
250,000 Columbus Regional Airport Authority, Ohio, Revenue Bonds,
John Glenn Columbus International Airport, Series 2025A, (AMT)
5.500 01/01/55 262,104
250,000 Norwood, Ohio, Special Obligation Revenue Bonds, Rookwood
Exchange Project, Refunding Series 2025
5.000 12/01/35 259,764
185,000 Ohio State, Hospital Revenue Bonds, University Hospitals Health
System, Inc., Refunding Series 2014A
4.000 01/15/44 168,192
500,000 Toledo Lucas County Public Library, Ohio, General Obligation
Bonds, Library Improvement Series 2025A
5.000 12/01/47 526,277
TOTAL OHIO 1,777,850
OKLAHOMA - 1.7%
500,000 Oklahoma County, Oklahoma, Finance Authority, Educational
Facilities Lease Revenue Bonds, Choctaw-Nicoma Park Public
Schools Project, Series 2023
5.000 09/01/41 525,612
250,000 Oklahoma Housing Finance Agency, Single Family Mortgage
Revenue Bonds, Homeownership Loan Program, Series 2025B
4.875 09/01/45 253,632
500,000 Tulsa, Oklahoma, General Obligation Bonds, Series 2024C 0.050 10/01/37 313,607
TOTAL OKLAHOMA 1,092,851
OREGON - 0.2%
250,000 Beaverton School District 48J, Washington and Multnomah
Counties, Oregon, General Obligation Bonds, Series 2025A
0.000 06/15/37 157,703
TOTAL OREGON 157,703

Portfolio of Investments September 30, 2025
(continued)
NUMI

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
PENNSYLVANIA - 5.0%
$ 120,000 Commonwealth Financing Authority, Pennsylvania, State
Appropriation Lease Bonds, Master Settlement, Series 2018 -
AGM Insured
4.000% 06/01/39 $ 117,894
160,000 Delaware County Authority, Pennsylvania, Revenue Bonds,
Villanova University, Series 2015
4.000 08/01/40 159,999
250,000 Montgomery County Higher Education and Health Authority,
Pennsylvania, Revenue Bonds, Thomas Jefferson University,
Series 2018A
5.000 09/01/43 253,115
500,000 Montgomery County Industrial Development Authority,
Pennsylvania, Revenue Bonds, ACTS Retirement-Life
Communities, Inc. Obligated Group, Series 2025A
5.000 11/15/42 506,176
150,000 Northampton County General Purpose Authority, Pennsylvania,
Hospital Revenue Bonds, Saint Luke's University Health Network
Project, Series 2016A
5.000 08/15/46 150,233
125,000 Pennsylvania Economic Development Financing Authority,
Pennsylvania, Private Activity Revenue Bonds, The PennDOT
Major Bridges Package One Project, Series 2022, (AMT)
5.500 06/30/37 134,840
280,000 Pennsylvania Economic Development Financing Authority,
Pennsylvania, Private Activity Revenue Bonds, The PennDOT
Major Bridges Package One Project, Series 2022, (AMT)
5.500 06/30/38 298,663
200,000 (a) Pennsylvania Economic Development Financing Authority, Solid
Waste Disposal Revenue Bonds, Core Natural Resources Inc.,
Project, Series 2025, (AMT), (Mandatory Put 3/27/35)
5.450 01/01/51 208,588
310,000 Pennsylvania Higher Educational Facilities Authority, Revenue
Bonds, University of Pennsylvania Health System, Series 2015
4.000 08/15/45 284,748
400,000 Pennsylvania Turnpike Commission, Turnpike Revenue Bonds,
Series 2016A-1
5.000 12/01/46 401,504
175,000 Philadelphia Gas Works, Pennsylvania, Revenue Bonds, 1998
General Ordinance, Seventeenth Series 2024A
5.000 08/01/44 182,795
545,000 (d) Wilson School District, Berks County, Pennsylvania, General
Obligation Bonds, Notes Series 2025D
5.000 05/15/39 592,031
TOTAL PENNSYLVANIA 3,290,586
PUERTO RICO - 0.3%
650,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue
Bonds, Restructured 2018A-1
0.000 07/01/46 221,964
TOTAL PUERTO RICO 221,964
SOUTH CAROLINA - 0.9%
250,000 South Carolina Jobs-Economic Development Authority, Hospital
Revenue Bonds, Bon Secours Mercy Health, Inc, Series 2025B-2,
(Mandatory Put 11/01/32)
5.000 11/01/49 278,070
85,000 South Carolina Public Service Authority, Santee Cooper Revenue
Obligations, Refunding & Improvement Series 2015A
5.000 12/01/50 85,009
105,000 South Carolina Public Service Authority, Santee Cooper Revenue
Obligations, Refunding Series 2016A
5 .000 12/01/38 105,715
100,000 South Carolina State Ports Authority, Revenue Bonds, Series
2018, (AMT)
5.000 07/01/37 103,003
TOTAL SOUTH CAROLINA 571,797
SOUTH DAKOTA - 0.2%
150,000 South Dakota Conservancy District, Revenue Bonds, State
Revolving Fund Program, Series 2020
5.000 08/01/42 157,284
TOTAL SOUTH DAKOTA 157,284
TENNESSEE - 1.5%
250,000 Chattanooga Health, Educational and Housing Facility Board,
Tennessee, Revenue Bonds, CommonSpirit Health, Series
2019A-1
4.000 08/01/44 223,358
250,000 Shelby County, Tennessee, General Obligation Bonds, Public
Improvement & School Series 2025A
5.000 04/01/39 276,558
250,000 Tennessee Housing Development Agency, Residential Finance
Program Bonds, Social Series 2025-1A
4.900 07/01/45 256,949
250,000 The Tennessee Energy Acquisition Corporation, Gas Revenue
Bonds, Series 2006B
5.625 09/01/26 254,013
TOTAL TENNESSEE 1,010,878

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TEXAS - 10.4%
$ 105,000 Austin, Texas, Water and Wastewater System Revenue Bonds,
Refunding Forward Delivery Series 2023
5.000% 11/15/43 $ 110,948
750,000 Collin County, Texas, General Obligation Bonds, Refunding
Limited Tax Permanent Improvement, Tax Notes Series 2025
5 .000 02/15/40 821,073
100,000 Crowley Independent School District, Tarrant and Johnson
Counties, Texas, General Obligation Bonds, School Building
Series 2023
5.000 02/01/43 105,404
210,000 Cypress-Fairbanks Independent School District, Harris County,
Texas, General Obligation Bonds, Refunding School Building
Series 2016
4.000 02/15/39 210,140
250,000 Dallas Independent School District, Dallas County, Texas, General
Obligation Bonds, Refunding & School Building Series 2025B
5.000 02/15/43 265,958
160,000 Denton, Texas, Certificates of Obligation, Series 2024 5.000 02/15/40 172,489
250,000 Houston, Texas, Airport System Special Facilities Revenue Bonds,
United Airlines, Inc. Terminal Improvements Project, Series
2024B, (AMT)
5.500 07/15/35 274,763
500,000 Leander Independent School District, Williamson and Travis
Counties, Texas, General Obligation Bonds, Refunding & School
Building Series 2025A
5.000 08/15/39 555,020
135,000 Lower Colorado River Authority, Texas, Transmission Contract
Revenue Bonds, LCRA Transmission Services Corporation Project,
Refunding Series 2023A - AGM Insured
5.250 05/15/53 141,528
240,000 Lower Colorado River Authority, Texas, Transmission Contract
Revenue Bonds, LCRA Transmission Services Corporation Project,
Refunding Series 2024 - AGM Insured
5.000 05/15/41 254,625
250,000 Lower Colorado River Authority, Texas, Transmission Contract
Revenue Bonds, LCRA Transmission Services Corporation Project,
Refunding Series 2025
5.000 05/15/43 261,833
200,000 New Hope Cultural Education Facilities Finance Corporation,
Texas, Retirement Facility Revenue Bonds, Westminster Project,
Series 2025
5.000 11/01/40 205,059
500,000 North East Regional Mobility Authority, Texas, Revenue Bonds,
Senior Lien Series 2016A
5.000 01/01/46 499,964
305,000 Round Rock Independent School District, Williamson and Travis
Counties, Texas, General Obligation Bonds, School Building
Series 2025B
5.000 08/01/41 330,053
190,000 Spring Branch Independent School District, Harris County, Texas,
General Obligation Bonds, Schoolhouse Series 2022
5.000 02/01/42 199,724
500,000 Tarrant County Cultural Education Facilities Finance Corporation,
Texas, Hospital Revenue Bonds, Scott & White Healthcare Project,
Series 2016A
4.000 11/15/36 500,511
35,000 Texas A&M University, Financing System Revenue Bonds, Series
2022
5.000 05/15/28 37,334
145,000 Texas Private Activity Bond Surface Transpiration Corporation,
Senior Lien Revenue Bonds, NTE Mobility Partners Segments 3
LLC Refunding Series 2023, (AMT)
5.500 06/30/43 149,626
150,000 Texas Private Activity Bond Surface Transportation Corporation,
Senior Lien Revenue Bonds, LBJ Infrastructure Group LLC IH-635
Managed Lanes Project, Refunding  Series 2020A
4.000 12/31/34 151,349
195,000 Texas Private Activity Bond Surface Transportation Corporation,
Senior Lien Revenue Bonds, LBJ Infrastructure Group LLC IH-635
Managed Lanes Project, Refunding  Series 2020A
4.000 12/31/36 192,549
295,000 Texas Private Activity Bond Surface Transportation Corporation,
Senior Lien Revenue Bonds, LBJ Infrastructure Group LLC IH-635
Managed Lanes Project, Refunding  Series 2020A
4.000 12/31/39 279,497
250,000 Texas State University System, Financing Revenue Bonds,
Refunding Series 2024
5.000 03/15/43 263,959
115,000 Texas State, General Obligation Bonds, Refunding Water
Financial Assistance Bonds, Series 2022B
5.000 08/01/39 115,000
400,000 Texas State, General Obligation Bonds, Refunding Water
Financial Assistance Series 2021B
4.000 08/01/31 400,279
190,000 Trinity River Authority, Texas, Regional Wastewater System
Revenue Bonds, Refunding & Improvement Series 2024
5.000 08/01/39 208,954
TOTAL TEXAS 6,707,639

Portfolio of Investments September 30, 2025
(continued)
NUMI

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
UTAH - 0.2%
$ 100,000 Salt Lake City, Utah, Airport Revenue Bonds, International Airport
Series 2017A, (AMT)
5.000% 07/01/42 $ 100,345
TOTAL UTAH 100,345
VERMONT - 0.8%
500,000 Vermont Municipal Bond Bank, Local Investment Bonds, Series
2025-1
5.000 12/01/50 518,922
TOTAL VERMONT 518,922
VIRGINIA - 1.6%
250,000 Hampton Roads Sanitation District, Virginia, Wastewater Revenue
Bonds, Series 2024B
5.000 07/01/45 266,565
170,000 Virginia Housing Development Authority, Commonwealth
Mortgage Bonds, Series 2023E-5
4.625 07/01/50 169,998
165,000 Virginia Small Business Financing Authority, Revenue Bonds, 95
Express Lanes LLC Project, Refunding Senior Lien Series 2022,
(AMT)
5.000 07/01/37 171,752
105,000 Virginia Small Business Financing Authority, Revenue Bonds, 95
Express Lanes LLC Project, Refunding Senior Lien Series 2022,
(AMT)
4.000 07/01/40 99,393
250,000 Virginia Transportation Board, Transportation Revenue Bonds,
Capital Projects, Refunding Series 2024
5.000 05/15/38 279,340
TOTAL VIRGINIA 987,048
WASHINGTON - 3.3%
275,000 Grant County Public Hospital District 1, Washington, General
Obligation Bonds, Samaritan Healthcare, Series 2023
5.500 12/01/37 298,437
105,000 Highline School District No. 401, King County, Washington,
General Obligation Bonds, Series 2023
5.00 0 12/01/39 113,631
310,000 Highline School District No. 401, King County, Washington,
General Obligation Bonds, Series 2025
5.000 12/01/37 350,755
120,000 Washington Health Care Facilities Authority, Revenue Bonds,
MultiCare Health System, Series 2015B
4.000 08/15/39 114,675
250,000 Washington Health Care Facilities Authority, Revenue Bonds,
Seattle Cancer Center Alliance, Series 2020
5.000 09/01/45 253,698
125,000 Washington Health Care Facilities Authority, Revenue Bonds,
Virginia Mason Medical Center, Series 2017
5.000 08/15/37 125,718
100,000 Washington State Convention Center Public Facilities District,
Lodging Tax Revenue Bonds, Series 2018
5.000 07/01/35 103,017
250,000 Washington State Convention Center Public Facilities District,
Lodging Tax Revenue Bonds, Series 2018
5.000 07/01/48 248,709
410,000 Washington State, General Obligation Bonds, Various Purpose,
Group 3 Series 2025C
5.000 02/01/44 438,051
TOTAL WASHINGTON 2,046,691
WEST VIRGINIA - 0.3%
215,000 West Virginia Water Development Authority, Infrastructure
Refunding Revenue Bonds, West Virginia Infrastructure and Jobs
Development Council Program, Series 2016A
4.000 10/01/41 207,065
TOTAL WEST VIRGINIA 207,065
WISCONSIN - 0.9%
300,000 Public Finance Authority of Wisconsin, Hotel Revenue Bonds,
Grand Hyatt San Antonio Hotel Acquisition Project, Senior Lien
Series 2022A
5.000 02/01/62 292,461
250,000 Public Finance Authority of Wisconsin, Revenue Bonds, Triad
Educational Services, Inc. Math & Science Academy, Series 2025
5.500 06/15/55 250,607
TOTAL WISCONSIN 543,068
TOTAL MUNICIPAL BONDS
(cost $63,427,340) 63,542,655
TOTAL LONG-TERM INVESTMENTS
(cost $63,680,265) 63,795,580
OTHER ASSETS & LIABILITIES, NET - 0.6% 360,706
NET ASSETS - 100% $ 64,156,286

See Notes to Financial Statements
AMT Alternative Minimum Tax
(a) Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers. As of the end of the reporting period, the aggregate value of these securities is $2,331,267 or 3.7% of
Total Investments.
(b) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
(c) Floating or variable rate security includes the reference rate and spread, unless the variable rate is based on the underlying asset of the security. Coupon rate reflects the rate at period end.
(d) When-issued or delayed delivery security.

Statement of Assets and Liabilities
See Notes to Financial Statements

September 30, 2025 (Unaudited) NHYM NUMI
ASSETS
Long-term investments, at value
†
$ 84,600,776 $ 63,795,580
Cash 306,138 10,344
Receivables:
Interest 1,350,480 856,303
Investments sold 500,356 99,031
Other 165 124
Total assets 86,757,915 64,761,382
LIABILITIES
Payables:
Management fees 24,671 15,137
Investments purchased - when-issued/delayed-delivery settlement — 589,210
Accrued expenses:
Professional fees 136 100
Trustees fees 733 524
Other 166 125
Total liabilities 25,706 605,096
Net assets $ 86,732,209 $ 64,156,286
Shares outstanding 3,500,000 2,575,000
Net asset value ("NAV") per share $ 24.78 $ 24.92
NET ASSETS CONSIST OF:
Paid-in capital 87,321,675 64,266,026
Total distributable earnings (loss) (589,466) (109,740)
Net assets $ 86,732,209 $ 64,156,286
Authorized shares Unlimited Unlimited
Par value per share $ 0.01 $ 0.01
†
   Long-term investments, cost $ 85,328,881 $ 63,680,265

Statement of Operations
See Notes to Financial Statements

Six Months Ended September 30, 2025 (Unaudited)
NHYM NUMI
INVESTMENT INCOME
Interest 2,118,890 1,229,134
Total investment income 2,118,890 1,229,134
EXPENSES
Management fees 143,535 86,797
Professional fees 284 200
Trustees fees 1,899 1,335
Total expenses 145,718 88,332
Net investment income (loss) 1,973,172 1,140,802
REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) from:
Investments (221,765) (185,849)
Net realized gain (loss) (221,765) (185,849)
Change in unrealized appreciation (depreciation) on:
Investments (14,133) 757,429
Net change in unrealized appreciation (depreciation) (14,133) 757,429
Net realized and unrealized gain (loss) (235,898) 571,580
Net increase (decrease) in net assets from operations $ 1,737,274 $ 1,712,382

Statement of Changes in Net Assets
See Notes to Financial Statements

NHYM NUMI
Unaudited
Six Months
Ended
9/30/25
For the period
1/22/25
(commencement
of operations)
through 3/31/25
Unaudited
Six Months
Ended
9/30/25
For the period
1/22/25
(commencement
of operations)
through 3/31/25
OPERATIONS
Net investment income (loss) $ 1,973,172 $ 305,936 $ 1,140,802 $ 232,774
Net realized gain (loss) (221,765) 2,069 (185,849) (142,497)
Net change in unrealized appreciation (depreciation) (14,133) (713,972) 757,429 (642,114)
Net increase (decrease) in net assets from operations 1,737,274 (405,967) 1,712,382 (551,837)
DISTRIBUTIONS TO SHAREHOLDERS
Dividends (1,822,433) (98,340) (1,179,505) (90,780)
Total distributions (1,822,433) (98,340) (1,179,505) (90,780)
FUND SHARE TRANSACTIONS
Subscriptions 17,610,730 69,710,945 10,364,369 53,901,657
Net increase (decrease) from Fund share transactions 17,610,730 69,710,945 10,364,369 53,901,657
Net increase (decrease) in net assets 17,525,571 69,206,638 10,897,246 53,259,040
Net assets at the beginning of period 69,206,638 – 53,259,040 –
Net assets at the end of period $ 86,732,209 $ 69,206,638 $ 64,156,286 $ 53,259,040

Financial Highlights

The following data is for a share outstanding for each fiscal year end unless otherwise noted:
Investment Operations Less Distributions
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)
(a)
Net Realized
/Unrealized
Gain (Loss) Total
From
Net
Investment
Income
From
Net Realized
Gains
Return
of
Capital Total
Net Asset
Value,
End of
Period
Market
Price,
End of
Period
NHYM
9/30/25
(d)
$ 24.94 $ 0.58 $ (0.20) $ 0.38 $ (0.54) $ — $ — $ (0.54) $ 24.78 $ 24.69
3/31/25
(f)
25.00 0.18 (0.18) — (0.06) — — (0.06) 24.94 25.08
NUMI
9/30/25
(d)
24.77 0.47 0.17 0.64 (0.49) — — (0.49) 24.92 24.93
3/31/25
(f)
25.00 0.16 (0.34) (0.18) (0.05) — — (0.05) 24.77 24.82
(a)
Based on average shares outstanding.
(b)
Total Return Based on NAV reflects the change in NAV over the period, including the assumed reinvestment of distributions, if any, at NAV on each ex-dividend payment date during the period. Total Return Based on Market Price reflects the change in the closing market price per share over the period, including the assumed reinvestment of distributions, if any, at the closing market price per share on each ex-dividend payment date during the period. Since shares of the Fund did not trade in the secondary market until after the Fund’s commencement of operations, for the period from the commencement of operations to the first day of market trading, the NAV is used as a proxy for the market price to calculate market price returns. Total returns are not annualized.
(c)
Does not include in-kind transactions.
(d)
Unaudited
(e)
Annualized.
(f)
For the period January 22, 2025 (commencement of operations) through March 31, 2025.

See Notes to Financial Statements

Ratios and Supplemental Data
Total Return Ratios to Average Net Assets
Based
on
Net Asset
Value
(b)
Based
on
Market
Price
(b)
Net Assets,
End of Period
(000) Expenses
Net Investment
Income (Loss)
Portfolio
Turnover
Rate
(c)
1.61% 0.67% $ 86,732 0.36%
(e)
4.81%
(e)
7%
(0.01) 0.56 69,207 0.35
(e)
4.14
(e)
52
2.60 2.46 64,156 0.30
(e)
3.81
(e)
42
(0.70) (0.51) 53,259 0.29
(e)
3.48
(e)
69

Notes to Financial Statements

(Unaudited)
1. General Information
Trust and Fund Information:
Nushares ETF Trust (the “Trust”) is an open-end management investment company registered under the Investment
Company Act of 1940, as amended (the “1940 Act”). The Trust is comprised of Nuveen High Yield Municipal Income ETF (NHYM) and Nuveen
Municipal Income ETF (NUMI) (each a “Fund” and collectively, the “Funds”), among others. The Trust was organized as a Massachusetts business trust on February 20, 2015. Shares of NHYM and NUMI are listed and traded on the NYSE Arca, Inc. (the “Exchange”).
Current Fiscal Period
: The end of the reporting period for the Funds is September 30, 2025, and the period covered by these Notes to Financial
Statements is the six months ended September 30, 2025 (the "current fiscal period").
Investment Adviser and Sub-Adviser:
The Funds’ investment adviser is Nuveen Fund Advisors, LLC (the “Adviser”), a subsidiary of Nuveen, LLC
(“Nuveen”). Nuveen is the investment management arm of Teachers Insurance and Annuity Association of America (“TIAA”). The Adviser has overall responsibility for management of the Funds, oversees the management of the Funds’ portfolios, manages the Funds’ business affairs and provides certain clerical, bookkeeping and other administrative services. For NHYM and NUMI, the Adviser has entered into a sub-advisory agreement with
Nuveen Asset Management , LLC (“NAM”), an affiliate of the Adviser, under which NAM manages the investment portfolio of the Fund.
2. Significant Accounting Policies
The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of
America (“U.S. GAAP”), which may require the use of estimates made by management and the evaluation of subsequent events. Actual results may differ from those estimates. The Funds are investment companies and follow accounting guidance in the Financial Accounting Standards Board
(“FASB”) Accounting Standards Codification 946, Financial Services — Investment Companies. The Net Asset Value ("NAV") for financial reporting purposes may differ from the NAV for processing security and creation unit transactions. The NAV for financial reporting purposes includes security and creation unit transactions through the date of the report. Total return is computed based on the NAV used for processing security and creation unit transactions. The following is a summary of the significant accounting policies consistently followed by the Funds.
Compensation:
The Trust pays no compensation directly to those of its officers, all of whom receive remuneration for their services to the Trust from the Adviser or its affiliates. The Funds' Board of Trustees (the "Board") has adopted a deferred compensation plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from certain Nuveen-advised funds. Under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of select Nuveen-advised funds.
Distributions to Shareholders:
Distributions to shareholders are recorded on the ex-dividend date. The amount, character and timing of distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP.
Indemnifications:
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts that provide general indemnifications to other parties. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.
Investments and Investment Income:
Securities transactions are accounted for as of the trade date for financial reporting purposes. Realized gains and losses on securities transactions are based upon the specific identification method. Dividend income is recorded on the ex-dividend date.
Non-cash dividends received in the form of stock, if any, are recognized on the ex-dividend date and recorded at fair value. Interest income, which is recorded on an accrual basis and includes accretion of discounts and amortization of premiums for financial reporting purposes. Interest income also reflects payment-in-kind (“PIK”) interest and paydown gains and losses, if any. PIK interest represents income received in the form of securities in lieu of cash.
Netting Agreements:
In the ordinary course of business, the Funds may enter into transactions subject to enforceable master repurchase agreements, International Swaps and Derivatives Association, Inc. (ISDA) master agreements or other similar arrangements (“netting agreements”).
Generally, the right to offset in netting agreements allows each Fund to offset certain securities and derivatives with a specific counterparty, when applicable, as well as any collateral received or delivered to that counterparty based on the terms of the agreements. Generally, each Fund manages its cash collateral and securities collateral on a counterparty basis. With respect to certain counterparties, in accordance with the terms of the netting agreements, collateral posted to the Funds is held in a segregated account by the Funds’ custodian and/or with respect to those amounts which can be sold or repledged, are presented in the Funds’ Portfolio of Investments or Statement of Assets and Liabilities.
The Funds’ investments subject to netting agreements as of the end of the current fiscal period, if any, are further described later in these Notes to
Financial Statements.
Segment Reporting:
Each Fund represents a single operating segment. The officers of the Funds act as the chief operating decision maker
(“CODM”). The CODM monitors the operating results of each Fund as a whole and is responsible for each Fund’s long-term strategic asset allocation in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Fund’s portfolio managers as a team. The financial information in the form of the Fund’s portfolio composition, total returns, expense ratios and changes in net assets (i.e., changes

Notes to Financial Statements
(continued)
in net assets resulting from operations, subscriptions and redemptions), which are used by the CODM to assess the segment’s performance versus the Fund’s comparative benchmarks and to make resource allocation decisions for the Fund’s single segment, is consistent with that presented within the Fund’s financial statements. Segment assets are reflected on the Statement of Assets and Liabilities as “total assets” and significant segment revenues and expenses are listed on the Statement of Operations.
New Accounting Pronouncement
: In December 2023, the FASB issued Accounting Standard Update ("ASU") No. 2023-09, Income Taxes (Topic
740) Improvements to Income tax disclosures (“ASU 2023-09”). The primary purpose of the amendments within ASU 2023-09 is to enhance the transparency and decision usefulness of income tax disclosures primarily related to the rate reconciliation table and income taxes paid information.
The amendments in ASU 2023-09 are effective for annual periods beginning after December 15, 2024. Management is currently evaluating the implications of these changes on the financial statements.
3. Investment Valuation and Fair Value Measurements
The Funds’ investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Adviser, subject to oversight of the Board. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability.
Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Funds’ major classifications of assets and liabilities measured at fair value follows:
Prices of fixed-income securities are generally provided by pricing services approved by the Adviser, which is subject to review by the Adviser and oversight of the Board. Pricing services establish a security’s fair value using methods that may include consideration of the following: yields or prices of investments of comparable quality, type of issue, coupon, maturity and rating, market quotes or indications of value from security dealers, evaluations of anticipated cash flows or collateral, general market conditions and other information and analysis, including the obligor’s credit characteristics considered relevant. In pricing certain securities, particularly less liquid and lower quality securities, pricing services may consider information about a security, its issuer or market activity provided by the Adviser. These securities are generally classified as Level 2.
Equity securities and exchange-traded funds listed or traded on a national market or exchange are valued based on their last reported sales price or official closing price of such market or exchange on the valuation date. Foreign equity securities and registered investment companies that trade on a foreign exchange are valued at the last reported sales price or official closing price on the principal exchange where traded, and converted to U.S.
dollars at the prevailing rates of exchange on the valuation date. To the extent these securities are actively traded and no valuation adjustments are applied, they are generally classified as Level 1. When valuation adjustments are applied to the most recent last sales price or official closing price, these securities are generally classified as Level 2.
For any portfolio security or derivative for which market quotations are not readily available or for which the Adviser deems the valuations derived using the valuation procedures described above not to reflect fair value, the Adviser will determine a fair value in good faith using alternative procedures approved by the Adviser, subject to the oversight of the Board. As a general principle, the fair value of a security is the amount that the owner might reasonably expect to receive for it in a current sale. A variety of factors may be considered in determining the fair value of such securities, which may include consideration of the following: yields or prices of investments of comparable quality, type of issue, coupon, maturity and rating, market quotes or indications of value from security dealers, evaluations of anticipated cash flows or collateral, general market conditions and other information and analysis, including the obligor’s credit characteristics considered relevant. To the extent the inputs are observable and timely, the values would be classified as Level 2; otherwise they would be classified as Level 3.
The following table summarizes the market value of the Funds’ investments as of the end of the current fiscal period, based on the inputs used to value them:
NHYM
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Municipal Bonds $ – $ 84,422,334 $ – $ 84,422,334
Investment Companies 178,442 – – 178,442
Total $ 178,442 $ 84,422,334 $ – $ 84,600,776
a

4. Portfolio Securities
Purchases and Sales:
Long-term purchases and sales (excluding in-kind transactions) during the current fiscal period were as follows:
The Funds may purchase securities on a when-issued or delayed-delivery basis. Securities purchased on a when-issued or delayed-delivery basis may have extended settlement periods; interest income is not accrued until settlement date. Any securities so purchased are subject to market fluctuation during this period. If a Fund has outstanding when-issued/delayed-delivery purchases commitments as of the end of the current fiscal period, such amounts are recognized on the Statement of Assets and Liabilities.
5. Derivative Investments
Each Fund is authorized to invest in certain derivative instruments. As defined by U.S. GAAP, a derivative is a financial instrument whose value is derived from an underlying security price, foreign exchange rate, interest rate, index of prices or rates, or other variables. Investments in derivatives as of the end of and/or during the current fiscal period, if any, are included within the Statement of Assets and Liabilities and the Statement of
Operations, respectively.
Market and Counterparty Credit Risk:
In the normal course of business each Fund may invest in financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the other party to the transaction to perform
(counterparty credit risk). The potential loss could exceed the value of the financial assets recorded on the financial statements. Financial assets, which potentially expose each Fund to counterparty credit risk, consist principally of cash due from counterparties on forward, option and swap transactions, when applicable. The extent of each Fund’s exposure to counterparty credit risk in respect to these financial assets approximates their carrying value as recorded on the Statement of Assets and Liabilities.
Each Fund helps manage counterparty credit risk by entering into agreements only with counterparties the Adviser believes have the financial resources to honor their obligations and by having the Adviser monitor the financial stability of the counterparties. Additionally, counterparties may be required to pledge collateral daily (based on the daily valuation of the financial asset) on behalf of each Fund with a value approximately equal to the amount of any unrealized gain above a pre-determined threshold. Reciprocally, when each Fund has an unrealized loss, the Funds have instructed the custodian to pledge assets of the Funds as collateral with a value approximately equal to the amount of the unrealized loss above a pre-determined threshold. Collateral pledges are monitored and subsequently adjusted if and when the valuations fluctuate, either up or down, by at least the pre-determined threshold amount.
6. Fund Shares
Each Fund issues and redeems its shares on a continuous basis at NAV only in aggregations of a specified number of shares or multiples thereof
(“Creation Units”). Only certain institutional investors (referred to as “Authorized Participants”) who have entered into agreements with Nuveen
Securities, LLC, the Funds' distributor, may purchase and redeem Creation Units. Once created, shares of the Funds trade on the Exchange at market prices and are only available to individual investors through their brokers.
Creation Units are purchased and redeemed in-kind for a designated portfolio of securities and/or a specified amount of cash, as determined by each Fund's investment approach. Creation Units may be delivered in advance of receipt by a Fund of all or a portion of the designated portfolio securities. In these instances the Authorized Participants must deposit cash collateral in an amount equal to the sum of the (i) cash component, (ii)
all applicable fees and (iii) an amount of cash equal to a percentage of the market value of the undelivered securities, as defined in the participation agreement. Authorized Participants are charged fixed transaction fees in connection with purchasing and redeeming Creation Units.
Authorized Participants transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant Fund for certain transaction costs (i.e., taxes on currency or other financial transactions, and brokerage costs) and market impact expenses it incurs in purchasing or selling portfolio securities. Such variable charges, if any, are included in “Proceeds from shares sold” on the Statements of Changes in Net Assets.
Transactions in Fund shares during the current and prior period were as follows:
NUMI
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Municipal Bonds $ – $ 63,542,655 $ – $ 63,542,655
Investment Companies 252,925 – – 252,925
Total $ 252,925 $ 63,542,655 $ – $ 63,795,580
a
Purchases Sales
Fund
Non-U.S.
Government
Purchases
Non-U.S.
Government
Sales
NHYM $ 22,087,601 $ 5,428,988
NUMI 36,899,732 24,734,447

Notes to Financial Statements
(continued)
7. Income Tax Information
Each Fund is a separate taxpayer for federal income tax purposes. Each Fund intends to distribute substantially all of its net investment income and net capital gains to shareholders and otherwise comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. Therefore, no federal income tax provision is required.
Each Fund intends to satisfy conditions that will enable interest from municipal securities, which is exempt from regular federal income tax, to retain such tax-exempt status when distributed to shareholders of the Funds. Net realized capital gains and ordinary income distributions paid by the Funds are subject to federal taxation.
Each Fund files income tax returns in U.S. federal and applicable state and local jurisdictions. A Fund's federal income tax returns are generally subject to examination for a period of three fiscal years after being filed. State and local tax returns may be subject to examination for an additional period of time depending on the jurisdiction. Management has analyzed each Fund's tax positions taken for all open tax years and has concluded that no provision for income tax is required in the Fund's financial statements.
As of the end of the reporting period, the aggregate cost and the net unrealized appreciation/(depreciation) of all investments for federal income tax purposes were as follows:
For purposes of this disclosure, tax cost generally includes the cost of portfolio investments as well as up-front fees or premiums exchanged on derivatives and any amounts unrealized for income statement reporting but realized income and/or capital gains for tax reporting, if applicable.
As of prior fiscal period end, the components of accumulated earnings on a tax basis were as follows:
NHYM
Six Months Ended
9/30/25
For the period
1/22/25
(commencement of
operations)
through 3/31/25
Shares Value Shares Value
Subscriptions 725,000 $17,610,730 2,775,000 $69,710,945
Redemptions – – – –
Net increase (decrease) 725,000 $17,610,730 2,775,000 $69,710,945
NUMI
Six Months Ended
9/30/25
For the period
1/22/25
(commencement of
operations)
through 3/31/25
Shares Value Shares Value
Subscriptions 425,000 $10,364,369 2,150,000 $53,901,657
Redemptions – – – –
Net increase (decrease) 425,000 $10,364,369 2,150,000 $53,901,657
Fund Tax Cost
Gross Unrealized
Appreciation
Gross Unrealized
(Depreciation)
Net
Unrealized
Appreciation
(Depreciation)
NHYM $ 85,324,328 $ 701,403 $ (1,424,955) $ (723,552)
NUMI 63,679,423 619,742 (503,585) 116,157
Fund
Undistributed
Tax-Exempt
Income
Undistributed
Ordinary
Income
Undistributed
Long-Term
Capital Gains
Unrealized
Appreciation
(Depreciation)
Capital Loss
Carryforwards
Late-Year Loss
Deferrals
Other
Book-to-Tax
Differences Total
NHYM
$ 201,228 $ 3,884 $ — $ (709,419) $ — $ — $ — $ (504,307)
NUMI
141,112 — — (641,272) (142,457) — — (642,617)

As of prior fiscal period end, the Funds had capital loss carryforwards, which will not expire:
8. Management Fees and Other Transactions with Affiliates
Management Fees:
Each Fund’s management fee compensates the Adviser for its investment advisory services to the Funds. The Sub-Adviser is compensated for its services to the Funds from the management fees paid to the Adviser. The Adviser is responsible for substantially all other expenses of the Funds, except any future distribution and/or service fees, interest expenses, taxes, acquired fund fees and expenses, fees incurred in acquiring and disposing of portfolio securities, fees and expenses of the independent trustees (including any trustees’ counsel fees), certain compensation expenses of the Funds’ chief compliance officer, litigation expenses and extraordinary expenses.
The annual management fee, payable monthly, for each Fund is based on a percentage of average daily net assets according to the following rates:
As of the end of the current fiscal period, the percentage of Fund shares owned by affiliates was as follows:
Fund
Short-Term Long-Term Total
NHYM
$ — $ — $ —
NUMI
142,457 — 142,457
Fund Management Fee
NHYM 0.35%
NUMI 0.29
Underlying Fund
Nuveen Municipal
Funds Total
NHYM 62% 62%
NUMI 46 46

Item 8.	Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9.	Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10.	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

The aggregate remuneration paid to the trustees (all of whom are independent) by each Fund is reported as “Trustees fees” on the Statement of Operations under Item 7 of this Form N-CSR.

The Funds do not pay any remuneration to their officers. The aggregate remuneration paid to Nuveen Fund Advisors, LLC, the Funds’ investment adviser and an affiliate of the Funds’ officers, is reported as “Management fees” on the Statement of Operations under Item 7 of this Form N-CSR.

Item 11.	Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable.

Item 12.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees implemented after the registrant last provided disclosure in response to this Item.

Item 16.	Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (the “Exchange Act”) (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

(a)	Not applicable to open-end investment companies.

(b)	Not applicable to open-end investment companies.

Item 18.	Recovery of Erroneously Awarded Compensation.

(a)	Not applicable.

(b)	Not applicable.

Item 19.	Exhibits.

(a)(1)	Not applicable to this filing.

(a)(2)	Not applicable to this filing.

(a)(3)	Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(4)	Not applicable.

(a)(5)	Not applicable.

(b)	Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 and Section 906 of the Sarbanes-Oxley Act of 2002 is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Nushares ETF Trust

Date: December 4, 2025	By:	/s/ Briton Ryan
Briton Ryan
Chief Administrative Officer

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Date: December 4, 2025	By:	/s/ Briton Ryan
Briton Ryan
Chief Administrative Officer
(principal executive officer)

Date: December 4, 2025	By:	/s/ Marc Cardella
Marc Cardella
Vice President and Controller
(principal financial officer)